October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Russell Small/Mid-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.(a)	3,353	$ 196,821
AeroVironment, Inc.(a)	2,564	551,157
AerSale Corp.(a)	2,489	13,117
Archer Aviation, Inc., Class A(a)(b)	22,294	70,226
Astronics Corp.(a)	2,517	43,771
BWX Technologies, Inc.	8,819	1,073,713
Byrna Technologies, Inc.(a)(b)	1,761	25,376
Cadre Holdings, Inc.	2,528	87,898
Curtiss-Wright Corp.	3,709	1,279,457
Ducommun, Inc.(a)	1,399	82,247
Eve Holding, Inc., Class A(a)	1,499	4,617
Hexcel Corp.	8,081	474,274
Huntington Ingalls Industries, Inc.	3,852	712,466
Intuitive Machines, Inc., Class A(a)(b)	5,162	40,264
Kratos Defense & Security Solutions, Inc.(a)	14,067	319,602
Leonardo DRS, Inc.(a)	7,081	212,926
Loar Holdings, Inc.(a)	989	85,232
Mercury Systems, Inc.(a)	5,312	171,843
Moog, Inc., Class A	2,790	526,194
National Presto Industries, Inc.	529	38,051
Park Aerospace Corp.	1,544	20,890
Redwire Corp.(a)(b)	4,129	31,752
Rocket Lab USA, Inc., Class A(a)(b)	33,038	353,506
Spirit AeroSystems Holdings, Inc., Class A(a)	11,148	360,861
Textron, Inc.	18,278	1,469,917
Triumph Group, Inc.(a)	7,206	99,731
V2X, Inc.(a)	1,381	85,070
Virgin Galactic Holdings, Inc.(a)(b)	1,351	8,876
VirTra, Inc.(a)	2,371	14,463
Woodward, Inc.	5,820	955,004
		9,409,322
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)	4,754	81,959
CH Robinson Worldwide, Inc.	11,262	1,160,436
Forward Air Corp.	2,710	95,744
GXO Logistics, Inc.(a)(b)	11,149	666,822
Hub Group, Inc., Class A	5,738	248,972
Radiant Logistics, Inc.(a)	4,349	28,921
		2,282,854
Automobile Components — 0.8%
Adient PLC(a)	8,408	164,208
American Axle & Manufacturing Holdings, Inc.(a)	10,520	59,438
BorgWarner, Inc.	22,216	747,124
Cooper-Standard Holdings, Inc.(a)	1,653	20,745
Dana, Inc.	12,385	94,993
Dorman Products, Inc.(a)	2,405	274,242
Fox Factory Holding Corp.(a)	3,835	138,022
Gentex Corp.	22,739	689,219
Gentherm, Inc.(a)	3,032	127,192
Goodyear Tire & Rubber Co.(a)	27,289	218,585
Holley, Inc.(a)	4,184	10,837
LCI Industries	2,467	274,528
Lear Corp.	5,607	536,926
Luminar Technologies, Inc., Class A(a)(b)	31,494	24,420
Modine Manufacturing Co.(a)	4,892	576,131
Patrick Industries, Inc.	2,182	274,888
Phinia, Inc.	4,408	205,325
QuantumScape Corp., Class A(a)(b)	35,181	181,182
Solid Power, Inc., Class A(a)(b)	18,505	21,836
Security	Shares	Value
Automobile Components (continued)
Standard Motor Products, Inc.	1,917	$ 61,708
Stoneridge, Inc.(a)	2,287	15,986
Visteon Corp.(a)	2,622	236,636
XPEL, Inc.(a)	2,521	97,235
		5,051,406
Automobiles — 0.3%
Canoo, Inc., Class A(a)(b)	11,990	9,076
Harley-Davidson, Inc.	11,729	374,741
Livewire Group, Inc.(a)	1,368	8,085
Lucid Group, Inc.(a)(b)	88,876	196,416
Rivian Automotive, Inc., Class A(a)(b)	79,008	797,981
Thor Industries, Inc.	4,913	511,345
Winnebago Industries, Inc.	2,692	150,860
		2,048,504
Banks — 6.2%
1st Source Corp.	1,992	117,986
ACNB Corp.	1,086	45,612
Amalgamated Financial Corp.	1,728	57,309
Amerant Bancorp, Inc., Class A	3,339	71,187
Ameris Bancorp	6,068	376,155
Ames National Corp.	787	13,375
Arrow Financial Corp.	1,522	43,438
Associated Banc-Corp.	15,334	364,029
Atlantic Union Bankshares Corp.	7,743	292,685
Axos Financial, Inc.(a)	5,017	339,751
Banc of California, Inc.	13,771	211,523
BancFirst Corp.	2,041	221,877
Bancorp, Inc.(a)	4,382	220,239
Bank First Corp.	990	91,090
Bank of Hawaii Corp.	3,434	248,038
Bank of Marin Bancorp	1,494	33,182
Bank of NT Butterfield & Son Ltd.	5,156	188,555
Bank OZK	10,172	445,025
Bank7 Corp.	597	25,044
BankUnited, Inc.	6,157	217,588
Bankwell Financial Group, Inc.	556	15,852
Banner Corp.	2,959	189,494
Bar Harbor Bankshares	1,403	45,106
BayCom Corp.	1,153	28,652
BCB Bancorp, Inc.	1,620	19,667
Berkshire Hills Bancorp, Inc.	2,982	81,200
Blue Foundry Bancorp(a)	2,426	23,848
BOK Financial Corp.	2,389	253,783
Bridgewater Bancshares, Inc.(a)	2,254	32,908
Brookline Bancorp, Inc.	7,960	89,550
Burke & Herbert Financial Services Corp., Class C	1,541	97,607
Business First Bancshares, Inc.	2,053	53,768
Byline Bancorp, Inc.	3,598	96,822
Cadence Bank	10,311	344,697
California BanCorp(a)	2,563	37,369
Camden National Corp.	1,436	60,240
Capital Bancorp, Inc.	914	23,078
Capital City Bank Group, Inc.	1,151	40,285
Capitol Federal Financial, Inc.	10,269	66,184
Carter Bankshares, Inc.(a)	2,720	50,048
Cathay General Bancorp	6,006	276,156
Central Pacific Financial Corp.	738	19,882
Chemung Financial Corp.	491	23,460
ChoiceOne Financial Services, Inc.	665	22,058
Citizens & Northern Corp.	2,138	40,451
Citizens Financial Services, Inc.	372	21,684

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
City Holding Co.	1,188	$ 138,521
Civista Bancshares, Inc.	1,960	39,925
CNB Financial Corp.	1,839	46,674
Coastal Financial Corp.(a)	973	61,289
Colony Bankcorp, Inc.	2,154	32,762
Columbia Banking System, Inc.	20,197	575,816
Columbia Financial, Inc.(a)	2,551	43,571
Comerica, Inc.	12,906	822,241
Commerce Bancshares, Inc.	11,998	749,875
Community Financial System, Inc.	4,798	293,350
Community Trust Bancorp, Inc.	1,731	89,666
Community West Bancshares	1,443	27,042
ConnectOne Bancorp, Inc.	3,630	87,991
CrossFirst Bankshares, Inc.(a)	5,041	79,144
Cullen/Frost Bankers, Inc.	5,750	732,262
Customers Bancorp, Inc.(a)	2,623	120,999
CVB Financial Corp.	12,059	234,306
Dime Community Bancshares, Inc.	2,960	89,007
Eagle Bancorp, Inc.	2,713	71,108
East West Bancorp, Inc.	13,816	1,346,922
Eastern Bankshares, Inc.	19,226	313,961
Enterprise Bancorp, Inc.	891	28,610
Enterprise Financial Services Corp.	3,893	205,239
Equity Bancshares, Inc., Class A	1,543	65,562
Esquire Financial Holdings, Inc.	746	49,669
ESSA Bancorp, Inc.	950	17,879
Farmers & Merchants Bancorp, Inc.	1,213	32,884
Farmers National Banc Corp.	4,518	62,168
FB Financial Corp.	3,494	171,905
Fidelity D&D Bancorp, Inc.	438	22,995
Financial Institutions, Inc.	1,783	42,810
First Bancorp, Inc.	1,358	35,172
First BanCorp./Puerto Rico	14,305	275,800
First Bancorp/Southern Pines NC	3,649	152,163
First Bancshares, Inc.	3,208	107,372
First Bank/Hamilton	1,983	28,079
First Busey Corp.	6,057	147,246
First Business Financial Services, Inc.	942	40,318
First Commonwealth Financial Corp.	8,601	141,400
First Community Bankshares, Inc.	1,457	60,407
First Financial Bancorp	8,114	207,556
First Financial Bankshares, Inc.	12,682	458,327
First Financial Corp.	1,325	56,922
First Financial Northwest, Inc.	797	17,933
First Foundation, Inc.	7,433	50,024
First Hawaiian, Inc.	14,476	358,136
First Horizon Corp.	52,982	918,178
First Internet Bancorp	823	28,780
First Interstate BancSystem, Inc., Class A	8,342	256,934
First Merchants Corp.	6,583	243,900
First Mid Bancshares, Inc.	2,615	99,762
First of Long Island Corp.	2,146	26,986
First Western Financial, Inc.(a)	903	17,166
Five Star Bancorp	1,946	58,536
Flagstar Financial, Inc.(b)	25,605	259,123
Flushing Financial Corp.	2,690	42,166
FNB Corp.	39,100	566,950
FS Bancorp, Inc.	686	30,019
Fulton Financial Corp.	14,419	261,128
FVCBankcorp, Inc.(a)	1,981	25,803
German American Bancorp, Inc.	3,024	122,442
Glacier Bancorp, Inc.	10,867	566,714
Great Southern Bancorp, Inc.	819	46,429
Security	Shares	Value
Banks (continued)
Greene County Bancorp, Inc.	1,059	$ 29,652
Guaranty Bancshares, Inc.	871	28,621
Hancock Whitney Corp.	8,346	434,660
Hanmi Financial Corp.	1,558	35,631
HarborOne Bancorp, Inc.	3,371	40,014
HBT Financial, Inc.	1,210	25,846
Heartland Financial USA, Inc.	4,136	246,092
Heritage Commerce Corp.	9,171	89,050
Heritage Financial Corp.	2,711	62,326
Hilltop Holdings, Inc.	5,119	156,795
Hingham Institution For Savings The(b)	156	39,549
Home Bancorp, Inc.	697	32,864
Home BancShares, Inc.	19,586	534,502
HomeStreet, Inc.	2,373	21,488
HomeTrust Bancshares, Inc.	1,226	40,642
Hope Bancorp, Inc.	10,109	125,251
Horizon Bancorp, Inc.	5,451	87,325
Independent Bank Corp.	6,208	323,436
Independent Bank Group, Inc.	3,317	193,580
International Bancshares Corp.	5,455	334,173
Investar Holding Corp.	1,127	23,520
John Marshall Bancorp, Inc.	1,078	23,005
Kearny Financial Corp.	7,547	52,754
Lakeland Financial Corp.	2,148	139,770
LCNB Corp.	1,249	19,597
LINKBANCORP, Inc.	2,736	19,603
Live Oak Bancshares, Inc.	3,544	140,732
Mercantile Bank Corp.	1,701	72,905
Metrocity Bankshares, Inc.	1,892	55,965
Metropolitan Bank Holding Corp.(a)	972	52,002
Mid Penn Bancorp, Inc.	1,482	46,816
Middlefield Banc Corp.	713	20,135
Midland States Bancorp, Inc.	2,043	50,687
MidWestOne Financial Group, Inc.	1,478	42,773
MVB Financial Corp.	1,052	19,977
National Bank Holdings Corp., Class A	3,331	149,762
National Bankshares, Inc.	695	19,863
NB Bancorp, Inc.(a)	3,905	73,765
NBT Bancorp, Inc.	3,912	174,006
Nicolet Bankshares, Inc.	1,288	130,977
Northeast Bank	725	64,423
Northeast Community Bancorp, Inc.	1,276	33,125
Northfield Bancorp, Inc.	3,761	44,267
Northrim BanCorp, Inc.	495	32,309
Northwest Bancshares, Inc.	12,069	160,397
Norwood Financial Corp.	738	21,646
Oak Valley Bancorp	584	15,768
OceanFirst Financial Corp.	5,639	102,630
OFG Bancorp	3,760	151,415
Old National Bancorp	31,876	613,932
Old Second Bancorp, Inc.	4,787	78,603
Orange County Bancorp, Inc.	525	27,783
Origin Bancorp, Inc.	2,984	93,668
Orrstown Financial Services, Inc.	1,905	71,323
Pacific Premier Bancorp, Inc.	8,415	214,667
Park National Corp.	1,376	237,745
Parke Bancorp, Inc.	1,420	29,990
Pathward Financial, Inc.	2,119	149,940
PCB Bancorp	1,439	27,010
Peapack-Gladstone Financial Corp.	1,734	55,731
Peoples Bancorp of North Carolina, Inc.	565	14,549
Peoples Bancorp, Inc.	3,564	109,700
Peoples Financial Services Corp.	808	37,701
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Pinnacle Financial Partners, Inc.	7,583	$ 799,627
Pioneer Bancorp, Inc./New York(a)	2,062	23,094
Plumas Bancorp	513	21,295
Ponce Financial Group, Inc.(a)	2,258	25,402
Popular, Inc.	7,315	652,717
Preferred Bank/Los Angeles CA	621	52,394
Premier Financial Corp.	3,835	94,571
Primis Financial Corp.	2,009	22,561
Princeton Bancorp, Inc.	518	18,192
Prosperity Bancshares, Inc.	8,990	658,068
Provident Bancorp, Inc.(a)	1,698	17,608
Provident Financial Services, Inc.	9,877	184,502
QCR Holdings, Inc.	1,792	141,747
RBB Bancorp	1,770	39,294
Red River Bancshares, Inc.	314	16,397
Renasant Corp.	5,368	183,102
Republic Bancorp, Inc., Class A	714	48,195
S&T Bancorp, Inc.	3,166	120,245
Sandy Spring Bancorp, Inc.	4,498	151,313
Seacoast Banking Corp. of Florida	7,877	210,316
ServisFirst Bancshares, Inc.	4,880	405,723
Shore Bancshares, Inc.	2,600	37,804
Sierra Bancorp	1,347	38,255
Simmons First National Corp., Class A	11,993	278,238
SmartFinancial, Inc.	1,510	50,072
South Plains Financial, Inc.	1,128	38,014
Southern First Bancshares, Inc.(a)	734	28,046
Southern Missouri Bancorp, Inc.	811	48,092
Southern States Bancshares, Inc.	697	21,684
Southside Bancshares, Inc.	2,682	86,897
SouthState Corp.	7,520	733,426
Stellar Bancorp, Inc.	5,177	140,918
Sterling Bancorp, Inc.(a)	2,210	10,321
Stock Yards Bancorp, Inc.	2,605	167,970
Synovus Financial Corp.	14,771	736,630
Texas Capital Bancshares, Inc.(a)	4,658	358,433
TFS Financial Corp.	6,127	78,732
Third Coast Bancshares, Inc.(a)	1,374	44,751
Timberland Bancorp, Inc.	592	17,097
Tompkins Financial Corp.	1,201	77,513
Towne Bank/Portsmouth VA	7,805	253,819
TriCo Bancshares	3,138	134,087
Triumph Financial, Inc.(a)	1,976	174,619
TrustCo Bank Corp./New York	1,633	53,856
Trustmark Corp.	5,201	180,579
UMB Financial Corp.	4,586	503,222
United Bankshares, Inc.	12,716	479,139
United Community Banks, Inc.	10,412	296,326
Unity Bancorp, Inc.	988	38,216
Univest Financial Corp.	2,812	78,258
USCB Financial Holdings, Inc., Class A	1,092	15,856
Valley National Bancorp	43,142	408,555
Veritex Holdings, Inc.	4,974	134,298
Virginia National Bankshares Corp.	559	22,176
WaFd, Inc.	7,007	238,098
Washington Trust Bancorp, Inc.	1,901	64,881
Webster Financial Corp.	17,199	890,908
WesBanco, Inc.	6,544	205,809
West BanCorp, Inc.	1,504	32,441
Westamerica BanCorp	2,148	110,665
Western Alliance Bancorp	10,538	876,867
Security	Shares	Value
Banks (continued)
Wintrust Financial Corp.	6,614	$ 766,496
WSFS Financial Corp.	5,128	252,144
Zions Bancorp NA	14,013	729,517
		38,500,082
Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	845	245,954
Celsius Holdings, Inc.(a)(b)	16,625	500,080
Coca-Cola Consolidated, Inc.	588	661,065
Duckhorn Portfolio, Inc.(a)	5,417	59,370
MGP Ingredients, Inc.(b)	1,341	64,422
National Beverage Corp.	2,191	99,011
Primo Water Corp.	15,229	399,457
Vita Coco Co., Inc.(a)(b)	3,895	115,331
		2,144,690
Biotechnology — 5.2%
2seventy bio, Inc.(a)	4,921	21,357
4D Molecular Therapeutics, Inc.(a)	4,753	38,072
89bio, Inc.(a)	9,153	71,210
Absci Corp.(a)(b)	8,026	30,820
ACADIA Pharmaceuticals, Inc.(a)(b)	10,879	158,725
ACELYRIN, Inc.(a)	6,558	37,249
Achieve Life Sciences, Inc.(a)(b)	3,538	16,558
Acrivon Therapeutics, Inc.(a)	791	6,328
Actinium Pharmaceuticals, Inc.(a)	2,431	4,376
Acumen Pharmaceuticals, Inc.(a)	2,268	6,532
ADC Therapeutics SA(a)(b)	7,048	19,875
ADMA Biologics, Inc.(a)	21,377	348,659
Adverum Biotechnologies, Inc.(a)	2,376	17,333
Aerovate Therapeutics, Inc.(a)	826	2,024
Agenus, Inc.(a)(b)	1,810	7,602
Agios Pharmaceuticals, Inc.(a)	5,585	248,142
Akebia Therapeutics, Inc.(a)	20,753	34,450
Akero Therapeutics, Inc.(a)	6,740	207,794
Aldeyra Therapeutics, Inc.(a)(b)	4,115	21,645
Alector, Inc.(a)	9,387	46,184
Alkermes PLC(a)(b)	15,987	410,866
Allogene Therapeutics, Inc.(a)(b)	13,639	34,848
Altimmune, Inc.(a)(b)	7,745	52,201
ALX Oncology Holdings, Inc.(a)	2,862	4,093
Amicus Therapeutics, Inc.(a)	28,328	323,506
AnaptysBio, Inc.(a)(b)	1,790	38,718
Anavex Life Sciences Corp.(a)(b)	6,135	40,614
Anika Therapeutics, Inc.(a)	1,127	19,283
Annexon, Inc.(a)	8,209	60,090
Apellis Pharmaceuticals, Inc.(a)	10,522	286,830
Apogee Therapeutics, Inc.(a)	3,700	192,548
Applied Therapeutics, Inc.(a)	9,292	82,141
Arbutus Biopharma Corp.(a)	15,170	58,329
Arcellx, Inc.(a)(b)	4,075	343,400
Arcturus Therapeutics Holdings, Inc.(a)(b)	2,174	38,545
Arcus Biosciences, Inc.(a)(b)	5,503	84,196
Arcutis Biotherapeutics, Inc.(a)	10,113	84,039
Ardelyx, Inc.(a)(b)	21,613	126,868
ArriVent Biopharma, Inc.(a)(b)	2,489	73,027
Arrowhead Pharmaceuticals, Inc.(a)	11,299	217,280
ARS Pharmaceuticals, Inc.(a)(b)	4,785	70,435
Artiva Biotherapeutics, Inc.(a)(b)	1,635	16,579
Astria Therapeutics, Inc.(a)	4,539	50,746
Atossa Therapeutics, Inc.(a)	15,938	21,994
Aura Biosciences, Inc.(a)(b)	3,223	33,648
Aurinia Pharmaceuticals, Inc.(a)	14,402	103,838

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Avid Bioservices, Inc.(a)	6,424	$ 63,983
Avidity Biosciences, Inc.(a)	10,161	429,404
Avita Medical, Inc.(a)	2,241	22,634
Beam Therapeutics, Inc.(a)(b)	7,347	160,973
BioCryst Pharmaceuticals, Inc.(a)	19,691	157,725
Biohaven Ltd.(a)	7,097	353,147
Biomea Fusion, Inc.(a)(b)	3,606	33,788
Black Diamond Therapeutics, Inc.(a)	3,824	10,478
Bluebird Bio, Inc.(a)(b)	12,503	5,801
Blueprint Medicines Corp.(a)	6,124	535,911
Bridgebio Pharma, Inc.(a)	13,236	309,855
C4 Therapeutics, Inc.(a)	5,882	31,351
Cabaletta Bio, Inc.(a)(b)	3,420	12,141
Capricor Therapeutics, Inc.(a)(b)	3,538	71,114
Cardiff Oncology, Inc.(a)	7,264	22,664
CareDx, Inc.(a)	4,789	105,981
Cargo Therapeutics, Inc.(a)	3,040	59,280
Caribou Biosciences, Inc.(a)(b)	7,630	14,955
Cartesian Therapeutics, Inc.(a)	400	7,920
Catalyst Pharmaceuticals, Inc.(a)	11,123	242,481
Celcuity, Inc.(a)	2,515	38,982
Celldex Therapeutics, Inc.(a)	6,117	159,409
Century Therapeutics, Inc.(a)(b)	2,020	2,323
CervoMed, Inc.(a)(b)	821	11,207
CG oncology, Inc.(a)	4,425	157,220
Cibus, Inc., Class A(a)	1,824	7,278
Climb Bio, Inc.(a)	2,249	8,602
Cogent Biosciences, Inc.(a)	8,121	93,310
Coherus Biosciences, Inc.(a)(b)	9,807	7,306
Compass Therapeutics, Inc.(a)(b)	8,222	13,484
Corbus Pharmaceuticals Holdings, Inc.(a)	986	15,737
Crinetics Pharmaceuticals, Inc.(a)(b)	8,263	462,397
Cullinan Therapeutics, Inc.(a)(b)	4,783	74,376
Cytokinetics, Inc.(a)	10,867	554,217
Day One Biopharmaceuticals, Inc.(a)	4,838	71,215
Denali Therapeutics, Inc.(a)(b)	11,796	306,224
Design Therapeutics, Inc.(a)	2,956	15,489
Dianthus Therapeutics, Inc.(a)(b)	2,277	63,437
Disc Medicine, Inc.(a)	1,951	87,444
Dynavax Technologies Corp.(a)	12,168	144,191
Dyne Therapeutics, Inc.(a)(b)	7,617	219,827
Editas Medicine, Inc.(a)	6,660	19,314
Elevation Oncology, Inc.(a)	6,812	3,912
Enanta Pharmaceuticals, Inc.(a)	1,765	19,847
Entrada Therapeutics, Inc.(a)	1,908	32,703
Erasca, Inc.(a)(b)	19,210	49,754
Exact Sciences Corp.(a)	17,655	1,216,959
Exelixis, Inc.(a)	27,245	904,534
Fate Therapeutics, Inc.(a)(b)	12,442	29,488
Fennec Pharmaceuticals, Inc.(a)	1,521	6,632
Fibrobiologics, Inc.(a)	3,283	9,915
Foghorn Therapeutics, Inc.(a)	2,783	21,206
Generation Bio Co.(a)	3,492	7,613
Geron Corp.(a)	58,181	239,124
Greenwich Lifesciences, Inc.(a)(b)	1,301	17,498
Gyre Therapeutics, Inc.(a)(b)	1,694	24,224
Halozyme Therapeutics, Inc.(a)	11,931	603,351
Heron Therapeutics, Inc.(a)(b)	9,203	16,013
HilleVax, Inc.(a)	3,575	6,471
Humacyte, Inc.(a)(b)	8,927	45,081
Ideaya Biosciences, Inc.(a)	7,901	222,413
IGM Biosciences, Inc.(a)(b)	1,078	18,477
ImmunityBio, Inc.(a)(b)	17,871	93,108
Security	Shares	Value
Biotechnology (continued)
Immunome, Inc.(a)(b)	4,935	$ 56,604
Immunovant, Inc.(a)	5,546	162,276
Inhibrx Biosciences, Inc.(a)	828	13,273
Inmune Bio, Inc.(a)	2,296	13,432
Inovio Pharmaceuticals, Inc.(a)(b)	2,610	13,781
Inozyme Pharma, Inc.(a)	6,179	26,508
Insmed, Inc.(a)(b)	15,111	1,016,668
Intellia Therapeutics, Inc.(a)(b)	9,228	131,222
Invivyd, Inc.(a)	13,567	12,109
Ionis Pharmaceuticals, Inc.(a)	15,298	587,290
Iovance Biotherapeutics, Inc.(a)	23,910	249,620
Ironwood Pharmaceuticals, Inc., Class A(a)	12,782	50,489
iTeos Therapeutics, Inc.(a)	2,302	19,452
Janux Therapeutics, Inc.(a)	2,666	143,937
Jasper Therapeutics, Inc.(a)	1,075	22,769
KalVista Pharmaceuticals, Inc.(a)	3,437	35,298
Keros Therapeutics, Inc.(a)(b)	2,804	162,744
Kiniksa Pharmaceuticals International PLC(a)	3,982	89,953
Kodiak Sciences, Inc.(a)	2,614	9,933
Korro Bio, Inc.(a)	609	35,018
Krystal Biotech, Inc.(a)(b)	2,432	419,593
Kura Oncology, Inc.(a)	7,570	126,570
Kymera Therapeutics, Inc.(a)(b)	4,249	196,176
Kyverna Therapeutics, Inc.(a)	2,121	10,138
Larimar Therapeutics, Inc.(a)	5,058	41,602
LENZ Therapeutics, Inc.(b)	1,490	40,170
Lexeo Therapeutics, Inc.(a)	2,923	23,092
Lexicon Pharmaceuticals, Inc.(a)(b)	8,558	16,688
Lineage Cell Therapeutics, Inc.(a)(b)	13,121	10,907
Lyell Immunopharma, Inc.(a)	14,969	14,375
MacroGenics, Inc.(a)	5,789	21,188
Madrigal Pharmaceuticals, Inc.(a)(b)	1,649	427,652
MannKind Corp.(a)	24,311	171,879
MeiraGTx Holdings PLC(a)	2,394	13,263
Mersana Therapeutics, Inc.(a)	12,214	22,107
MiMedx Group, Inc.(a)	10,585	72,507
Mineralys Therapeutics, Inc.(a)(b)	2,436	32,594
Mirum Pharmaceuticals, Inc.(a)(b)	3,709	142,648
Monte Rosa Therapeutics, Inc.(a)	5,824	49,504
Myriad Genetics, Inc.(a)	8,676	190,525
Natera, Inc.(a)	10,847	1,312,053
Neurocrine Biosciences, Inc.(a)	9,737	1,171,069
Neurogene, Inc.(a)(b)	1,000	44,010
Nkarta, Inc.(a)	5,860	18,049
Novavax, Inc.(a)(b)	13,405	128,822
Nurix Therapeutics, Inc.(a)	6,485	159,401
Nuvalent, Inc., Class A(a)	3,251	287,681
Ocugen, Inc.(a)(b)	25,320	23,067
Olema Pharmaceuticals, Inc.(a)	3,978	45,866
Organogenesis Holdings, Inc., Class A(a)	5,244	14,526
ORIC Pharmaceuticals, Inc.(a)(b)	6,211	58,259
Outlook Therapeutics, Inc.(a)	639	3,681
Ovid therapeutics, Inc.(a)	5,290	5,978
PepGen, Inc.(a)	1,425	9,434
Perspective Therapeutics, Inc.(a)	4,543	53,653
Poseida Therapeutics, Inc.(a)	7,253	17,190
Praxis Precision Medicines, Inc.(a)	1,637	114,574
Precigen, Inc.(a)	9,098	7,171
Prelude Therapeutics, Inc.(a)	945	1,134
Prime Medicine, Inc.(a)(b)	6,409	24,867
ProKidney Corp., Class A(a)(b)	15,257	24,411
Protagonist Therapeutics, Inc.(a)	5,435	249,140
Prothena Corp. PLC(a)(b)	4,357	74,069
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
PTC Therapeutics, Inc.(a)	7,186	$ 286,865
Puma Biotechnology, Inc.(a)	5,546	15,806
Pyxis Oncology, Inc.(a)	5,365	19,099
Q32 Bio, Inc.(a)(b)	514	24,276
RAPT Therapeutics, Inc.(a)	2,497	5,294
Recursion Pharmaceuticals, Inc., Class A(a)(b)	22,487	142,118
REGENXBIO, Inc.(a)	4,766	40,940
Regulus Therapeutics, Inc.(a)	7,671	11,200
Relay Therapeutics, Inc.(a)	10,759	60,627
Replimune Group, Inc.(a)	6,016	70,748
REVOLUTION Medicines, Inc.(a)	14,749	789,071
Rhythm Pharmaceuticals, Inc.(a)	5,281	252,062
Rigel Pharmaceuticals, Inc.(a)	1,448	19,736
Rocket Pharmaceuticals, Inc.(a)	5,983	99,617
Roivant Sciences Ltd.(a)	41,444	478,678
Sage Therapeutics, Inc.(a)(b)	5,099	31,002
Sana Biotechnology, Inc.(a)	12,812	44,842
Sarepta Therapeutics, Inc.(a)	8,840	1,113,840
Savara, Inc.(a)	11,726	42,624
Scholar Rock Holding Corp.(a)(b)	7,866	223,709
Sera Prognostics, Inc., Class A(a)	2,932	22,547
Shattuck Labs, Inc.(a)	4,618	5,819
Skye Bioscience, Inc.(a)	2,083	10,915
Soleno Therapeutics, Inc.(a)	2,107	116,011
Solid Biosciences, Inc.(a)	2,423	13,375
SpringWorks Therapeutics, Inc.(a)	6,678	201,208
Spyre Therapeutics, Inc.(a)(b)	3,294	107,154
Stoke Therapeutics, Inc.(a)(b)	2,856	35,300
Summit Therapeutics, Inc.(a)(b)	8,449	157,067
Sutro Biopharma, Inc.(a)	5,866	19,065
Syndax Pharmaceuticals, Inc.(a)	7,947	149,880
Tango Therapeutics, Inc.(a)(b)	4,744	25,784
Taysha Gene Therapies, Inc.(a)	15,534	26,252
Tenaya Therapeutics, Inc.(a)	4,128	7,926
TG Therapeutics, Inc.(a)(b)	13,627	341,493
Tourmaline Bio, Inc.(a)	2,250	57,420
Travere Therapeutics, Inc.(a)	6,778	118,615
TScan Therapeutics, Inc.(a)	3,709	16,839
Twist Bioscience Corp.(a)	5,689	229,608
Tyra Biosciences, Inc.(a)	1,982	33,060
Ultragenyx Pharmaceutical, Inc.(a)	8,693	443,256
United Therapeutics Corp.(a)	4,215	1,576,284
UroGen Pharma Ltd.(a)	3,348	41,046
Vanda Pharmaceuticals, Inc.(a)	4,585	21,320
Vaxcyte, Inc.(a)	11,564	1,229,831
Vera Therapeutics, Inc., Class A(a)	3,661	147,831
Veracyte, Inc.(a)	7,666	258,651
Verastem, Inc.(a)	6,853	25,767
Vericel Corp.(a)(b)	4,725	208,089
Verve Therapeutics, Inc.(a)(b)	5,975	34,237
Viking Therapeutics, Inc.(a)(b)	10,263	744,478
Vir Biotechnology, Inc.(a)	8,857	66,339
Viridian Therapeutics, Inc.(a)	6,133	132,289
Voyager Therapeutics, Inc.(a)	6,114	41,759
X4 Pharmaceuticals, Inc.(a)	11,714	5,859
XBiotech, Inc.(a)	2,709	19,667
Xencor, Inc.(a)	6,073	127,594
XOMA Royalty Corp.(a)	777	23,465
Y-mAbs Therapeutics, Inc.(a)(b)	3,885	56,371
Zentalis Pharmaceuticals, Inc.(a)	5,730	15,643
Security	Shares	Value
Biotechnology (continued)
Zura Bio Ltd., Class A(a)	5,749	$ 25,296
Zymeworks, Inc.(a)	4,863	66,623
		32,509,341
Broadline Retail — 0.3%
1stdibs.com, Inc.(a)	3,714	15,487
Dillard’s, Inc., Class A	298	110,713
Etsy, Inc.(a)	11,299	581,221
Groupon, Inc.(a)	2,147	22,028
Kohl’s Corp.	10,373	191,693
Macy’s, Inc.	26,121	400,696
Nordstrom, Inc.	9,697	219,249
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,898	541,613
Savers Value Village, Inc.(a)	2,377	24,317
		2,107,017
Building Products — 2.4%
A O Smith Corp.	11,615	872,287
AAON, Inc.	6,599	753,739
Advanced Drainage Systems, Inc.	6,818	1,021,882
Allegion PLC	8,524	1,190,206
American Woodmark Corp.(a)	1,559	141,417
Apogee Enterprises, Inc.	2,113	158,137
Armstrong World Industries, Inc.	4,177	582,900
AZEK Co., Inc., Class A(a)	13,643	600,292
AZZ, Inc.	2,805	213,685
Caesarstone Ltd.(a)	3,643	14,681
CSW Industrials, Inc.	1,592	562,135
Fortune Brands Innovations, Inc.	11,965	997,044
Gibraltar Industries, Inc.(a)	2,809	189,579
Griffon Corp.	3,727	234,354
Hayward Holdings, Inc.(a)	13,901	226,030
Insteel Industries, Inc.	1,591	42,909
Janus International Group, Inc.(a)(b)	13,407	98,676
JELD-WEN Holding, Inc.(a)	8,014	113,478
Lennox International, Inc.	3,099	1,867,364
Masterbrand, Inc.(a)	12,103	217,370
Owens Corning	8,334	1,473,368
Quanex Building Products Corp.	4,034	117,228
Resideo Technologies, Inc.(a)	14,436	283,956
Simpson Manufacturing Co., Inc.	4,115	739,836
Tecnoglass, Inc.(b)	2,130	145,969
Trex Co., Inc.(a)	10,457	740,878
UFP Industries, Inc.	5,838	714,221
Zurn Elkay Water Solutions Corp.	13,567	489,769
		14,803,390
Capital Markets — 3.1%
Affiliated Managers Group, Inc.	3,026	586,741
AlTi Global, Inc., Class A(a)(b)	1,928	7,866
Artisan Partners Asset Management, Inc., Class A	5,632	248,371
B. Riley Financial, Inc.(b)	1,838	10,835
BGC Group, Inc., Class A	30,872	289,271
Brightsphere Investment Group, Inc.	2,714	71,622
Carlyle Group, Inc.	21,414	1,071,342
Cohen & Steers, Inc.	2,669	263,617
Diamond Hill Investment Group, Inc., Class A	260	39,239
DigitalBridge Group, Inc., Class A	15,791	247,761
Donnelley Financial Solutions, Inc.(a)	2,528	147,484
Evercore, Inc., Class A	3,476	918,255
FactSet Research Systems, Inc.	3,689	1,675,027
Forge Global Holdings, Inc.(a)	11,095	12,870
GCM Grosvenor, Inc., Class A	5,198	59,985
Hamilton Lane, Inc., Class A	3,712	666,824

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Houlihan Lokey, Inc., Class A	5,186	$ 895,985
Invesco Ltd.	34,811	603,623
Janus Henderson Group PLC	12,832	530,090
Jefferies Financial Group, Inc.	17,564	1,123,745
Lazard, Inc.	10,678	565,827
MarketAxess Holdings, Inc.	3,582	1,036,702
MarketWise, Inc., Class A	1,653	959
Moelis & Co., Class A	5,617	372,969
Morningstar, Inc.	2,570	843,088
Open Lending Corp.(a)	11,201	62,726
P10, Inc., Class A	3,292	36,377
Patria Investments Ltd., Class A	4,906	57,106
Perella Weinberg Partners, Class A	5,042	102,000
Piper Sandler Cos.	1,682	477,082
PJT Partners, Inc., Class A	2,305	320,303
Robinhood Markets, Inc., Class A(a)	64,468	1,514,353
SEI Investments Co.	9,470	707,977
Silvercrest Asset Management Group, Inc., Class A	1,124	19,591
StepStone Group, Inc., Class A	5,945	357,473
Stifel Financial Corp.	9,880	1,023,766
StoneX Group, Inc.(a)	2,772	249,591
TPG, Inc., Class A	8,225	556,668
Value Line, Inc.	72	3,481
Victory Capital Holdings, Inc., Class A	3,993	239,300
Virtu Financial, Inc., Class A	8,032	248,671
Virtus Investment Partners, Inc.	654	141,506
WisdomTree, Inc.	14,074	145,666
XP, Inc., Class A	39,875	696,218
		19,249,953
Chemicals — 1.9%
AdvanSix, Inc.	2,234	63,379
American Vanguard Corp.	2,566	13,420
Arcadium Lithium PLC(a)	102,103	550,335
Arq, Inc.(a)	3,077	18,031
Ashland, Inc.	4,775	403,822
ASP Isotopes, Inc.(a)(b)	5,365	37,501
Aspen Aerogels, Inc.(a)(b)	5,491	97,959
Avient Corp.	8,748	407,744
Axalta Coating Systems Ltd.(a)	21,405	811,678
Balchem Corp.	3,135	524,580
Cabot Corp.	5,205	561,255
Chemours Co.	14,756	267,969
Core Molding Technologies, Inc.(a)	749	11,272
Ecovyst, Inc.(a)	10,917	72,707
Element Solutions, Inc.	21,737	589,073
FMC Corp.	12,081	785,144
Hawkins, Inc.	1,875	200,437
HB Fuller Co.	5,204	380,829
Huntsman Corp.	15,775	347,050
Ingevity Corp.(a)	3,403	142,211
Innospec, Inc.	2,378	256,301
Intrepid Potash, Inc.(a)	1,016	25,491
Koppers Holdings, Inc.	1,896	64,483
Kronos Worldwide, Inc.	2,000	23,080
LSB Industries, Inc.(a)	4,928	40,410
Mativ Holdings, Inc.	4,874	75,303
Minerals Technologies, Inc.	2,989	225,042
Mosaic Co.	31,085	831,835
NewMarket Corp.	657	344,905
Northern Technologies International Corp.	1,046	13,295
Olin Corp.	11,708	480,379
Security	Shares	Value
Chemicals (continued)
Orion SA	5,787	$ 86,747
Perimeter Solutions SA(a)	12,493	165,907
PureCycle Technologies, Inc.(a)(b)	12,685	165,159
Quaker Chemical Corp.	1,354	205,239
Rayonier Advanced Materials, Inc.(a)	7,558	60,162
RPM International, Inc.	12,354	1,570,317
Scotts Miracle-Gro Co.	4,124	358,706
Sensient Technologies Corp.	4,029	304,109
Stepan Co.	1,984	143,523
Tronox Holdings PLC	11,789	142,883
Valhi, Inc.	183	6,231
		11,875,903
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	6,038	320,376
ACCO Brands Corp.	7,961	39,009
ACV Auctions, Inc., Class A(a)	14,088	243,581
Aris Water Solution, Inc., Class A	2,268	37,422
BrightView Holdings, Inc.(a)	4,896	80,196
Brink’s Co.	4,272	439,119
Casella Waste Systems, Inc., Class A(a)(b)	5,961	583,463
CECO Environmental Corp.(a)	2,849	67,806
Cimpress PLC(a)	1,704	117,593
Clean Harbors, Inc.(a)	4,986	1,153,062
CompX International, Inc.	59	1,663
CoreCivic, Inc.(a)	10,742	148,347
Deluxe Corp.	4,829	90,592
Driven Brands Holdings, Inc.(a)	5,832	86,605
Ennis, Inc.	2,654	54,035
Enviri Corp.(a)	6,998	53,605
GEO Group, Inc.(a)	12,722	193,120
Healthcare Services Group, Inc.(a)	6,710	73,609
HNI Corp.	4,702	231,715
Interface, Inc., Class A	6,013	105,047
LanzaTech Global, Inc.(a)(b)	13,278	22,440
Liquidity Services, Inc.(a)	1,847	39,858
Matthews International Corp., Class A	2,725	63,465
MillerKnoll, Inc.	6,852	153,211
Montrose Environmental Group, Inc.(a)(b)	3,067	80,877
MSA Safety, Inc.	3,565	591,612
NL Industries, Inc.	244	1,828
OPENLANE, Inc.(a)	10,468	165,394
Perma-Fix Environmental Services, Inc.(a)(b)	1,537	20,626
Pitney Bowes, Inc.	8,032	57,911
Quad/Graphics, Inc., Class A	2,755	17,494
Quest Resource Holding Corp.(a)	2,022	15,772
Steelcase, Inc., Class A	8,559	102,965
Stericycle, Inc.(a)	9,072	557,656
Tetra Tech, Inc.	25,877	1,264,868
UniFirst Corp.	1,456	261,803
Vestis Corp.	12,459	168,446
Viad Corp.(a)	1,713	64,135
Virco Mfg. Corp.	1,166	16,359
VSE Corp.(b)	1,498	153,725
		7,940,410
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)	6,603	40,113
Applied Optoelectronics, Inc.(a)	3,586	56,013
Aviat Networks, Inc.(a)	1,096	22,413
Calix, Inc.(a)	5,512	195,015
Ciena Corp.(a)	13,892	882,281
Clearfield, Inc.(a)	1,347	48,398
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
CommScope Holding Co., Inc.(a)	22,772	$ 153,256
Digi International, Inc.(a)(b)	3,848	111,477
Extreme Networks, Inc.(a)	11,942	178,294
F5, Inc.(a)	5,614	1,313,002
Harmonic, Inc.(a)	10,615	117,720
Infinera Corp.(a)(b)	19,434	130,597
Juniper Networks, Inc.	31,734	1,234,453
Lumentum Holdings, Inc.(a)(b)	6,406	409,151
NETGEAR, Inc.(a)	2,697	59,118
NetScout Systems, Inc.(a)	6,814	143,299
Ribbon Communications, Inc.(a)	11,763	41,876
Ubiquiti, Inc.	386	102,556
Viasat, Inc.(a)(b)	11,969	114,902
Viavi Solutions, Inc.(a)	20,451	188,558
		5,542,492
Construction & Engineering — 2.0%
AECOM	13,183	1,407,944
Ameresco, Inc., Class A(a)(b)	3,338	102,710
API Group Corp.(a)	22,187	757,464
Arcosa, Inc.	4,608	431,493
Argan, Inc.	1,245	164,390
Bowman Consulting Group Ltd.(a)(b)	1,373	27,872
Centuri Holdings, Inc.(a)	1,510	28,343
Comfort Systems USA, Inc.	3,412	1,334,228
Concrete Pumping Holdings, Inc.(a)	1,782	9,890
Construction Partners, Inc., Class A(a)	4,169	328,225
Dycom Industries, Inc.(a)	2,712	472,783
EMCOR Group, Inc.	4,509	2,011,330
Fluor Corp.(a)	16,486	861,888
Granite Construction, Inc.	4,311	362,340
Great Lakes Dredge & Dock Corp.(a)	6,939	79,313
IES Holdings, Inc.(a)	844	184,553
Limbach Holdings, Inc.(a)	1,108	84,175
MasTec, Inc.(a)	6,084	747,663
Matrix Service Co.(a)(b)	2,575	28,917
MDU Resources Group, Inc.	19,461	561,450
MYR Group, Inc.(a)	1,670	218,770
Northwest Pipe Co.(a)	1,028	46,147
Orion Group Holdings, Inc.(a)	2,987	18,251
Primoris Services Corp.	5,221	326,939
Sterling Infrastructure, Inc.(a)	2,878	444,507
Tutor Perini Corp.(a)	4,601	119,258
Valmont Industries, Inc.	1,927	600,607
WillScot Holdings Corp.(a)(b)	17,969	595,493
		12,356,943
Construction Materials — 0.3%
Eagle Materials, Inc.	3,230	922,036
Knife River Corp.(a)	5,423	527,766
Smith-Midland Corp.(a)(b)	588	20,227
Summit Materials, Inc., Class A(a)(b)	11,392	540,095
U.S. Lime & Minerals, Inc.	995	112,216
		2,122,340
Consumer Finance — 0.9%
Ally Financial, Inc.	26,596	932,190
Atlanticus Holdings Corp.(a)	357	13,277
Bread Financial Holdings, Inc.	3,807	189,779
Consumer Portfolio Services, Inc.(a)	679	6,797
Credit Acceptance Corp.(a)(b)	617	262,225
Encore Capital Group, Inc.(a)	2,380	108,718
Enova International, Inc.(a)	2,478	215,363
FirstCash Holdings, Inc.	3,812	394,428
Security	Shares	Value
Consumer Finance (continued)
Green Dot Corp., Class A(a)	3,218	$ 36,556
LendingClub Corp.(a)	10,574	149,939
LendingTree, Inc.(a)	1,057	60,281
Medallion Financial Corp.	2,400	22,704
Moneylion, Inc., Class A(a)	812	34,892
Navient Corp.	8,340	118,678
Nelnet, Inc., Class A	1,402	158,005
NerdWallet, Inc., Class A(a)(b)	3,678	54,030
OneMain Holdings, Inc.	11,262	559,383
OppFi, Inc., Class A	4,132	21,156
PRA Group, Inc.(a)	3,978	80,196
PROG Holdings, Inc.	4,255	185,816
Regional Management Corp.	751	21,569
SLM Corp.	21,521	474,108
SoFi Technologies, Inc.(a)(b)	100,193	1,119,156
Upstart Holdings, Inc.(a)(b)	7,388	359,648
World Acceptance Corp.(a)	424	48,378
		5,627,272
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., Class A	40,755	737,666
Andersons, Inc.	3,272	148,549
BJ’s Wholesale Club Holdings, Inc.(a)(b)	12,841	1,088,018
Casey’s General Stores, Inc.	3,590	1,414,532
Chefs’ Warehouse, Inc.(a)	3,370	134,530
Grocery Outlet Holding Corp.(a)	9,588	137,108
HF Foods Group, Inc.(a)	2,550	8,721
Ingles Markets, Inc., Class A	1,464	93,491
Maplebear, Inc.(a)(b)	16,784	740,174
Natural Grocers by Vitamin Cottage, Inc.	722	19,768
Performance Food Group Co.(a)	14,887	1,209,569
PriceSmart, Inc.	2,331	193,659
SpartanNash Co.	3,791	79,763
Sprouts Farmers Market, Inc.(a)	9,706	1,246,542
U.S. Foods Holding Corp.(a)	22,297	1,374,610
United Natural Foods, Inc.(a)	5,649	114,901
Village Super Market, Inc., Class A	767	21,890
Weis Markets, Inc.	1,424	89,555
		8,853,046
Containers & Packaging — 1.9%
AptarGroup, Inc.	6,414	1,076,975
Ardagh Metal Packaging SA	12,554	46,199
Avery Dennison Corp.	7,818	1,618,561
Berry Global Group, Inc.	11,059	779,107
Crown Holdings, Inc.	11,259	1,053,279
Graphic Packaging Holding Co.	28,837	814,934
Greif, Inc., Class A	2,421	151,167
Greif, Inc., Class B	651	43,571
Myers Industries, Inc.	4,354	51,290
O-I Glass, Inc.(a)	15,584	173,138
Packaging Corp. of America	8,661	1,982,849
Pactiv Evergreen, Inc.	3,713	42,105
Ranpak Holdings Corp.(a)	3,933	23,913
Sealed Air Corp.	12,284	444,435
Silgan Holdings, Inc.	7,838	405,538
Smurfit WestRock PLC	50,215	2,586,073
Sonoco Products Co.	9,504	499,150
TriMas Corp.	4,013	107,749
		11,900,033
Distributors — 0.2%
A-Mark Precious Metals, Inc.	1,746	67,832
GigaCloud Technology, Inc., Class A(a)(b)	2,200	50,094

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Distributors (continued)
Pool Corp.	3,602	$ 1,302,628
Weyco Group, Inc.	661	22,249
		1,442,803
Diversified Consumer Services — 1.1%
ADT, Inc.	28,197	203,018
Adtalem Global Education, Inc.(a)	3,800	307,496
American Public Education, Inc.(a)(b)	1,468	22,269
Bright Horizons Family Solutions, Inc.(a)	5,587	745,697
Carriage Services, Inc.	1,293	48,345
Chegg, Inc.(a)	10,712	17,139
Coursera, Inc.(a)	14,505	100,810
Duolingo, Inc., Class A(a)	3,554	1,041,215
European Wax Center, Inc., Class A(a)	3,136	22,548
Frontdoor, Inc.(a)	7,314	363,433
Graham Holdings Co., Class B	327	275,759
Grand Canyon Education, Inc.(a)	2,752	377,327
H&R Block, Inc.	13,271	792,677
Laureate Education, Inc., Class A	13,386	229,971
Lincoln Educational Services Corp.(a)	2,207	29,309
Mister Car Wash, Inc.(a)	9,364	70,324
Nerdy, Inc., Class A(a)	6,648	6,010
OneSpaWorld Holdings Ltd.	9,529	166,853
Perdoceo Education Corp.	5,506	123,059
Service Corp. International	13,858	1,131,506
Strategic Education, Inc.	2,076	180,529
Stride, Inc.(a)(b)	4,073	379,929
Udemy, Inc.(a)	8,943	70,113
Universal Technical Institute, Inc.(a)	3,873	64,447
		6,769,783
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	8,110	150,927
Alpine Income Property Trust, Inc.	860	15,076
American Assets Trust, Inc.	4,400	118,580
Armada Hoffler Properties, Inc.	6,122	66,301
Broadstone Net Lease, Inc.	18,974	333,753
CTO Realty Growth, Inc.	2,063	39,919
Empire State Realty Trust, Inc., Class A	11,839	125,493
Essential Properties Realty Trust, Inc.	16,442	521,047
Gladstone Commercial Corp.	3,405	53,612
Global Net Lease, Inc.	19,371	150,900
NexPoint Diversified Real Estate Trust	3,617	19,351
One Liberty Properties, Inc.	1,878	50,143
		1,645,102
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	1,039	33,747
AST SpaceMobile, Inc., Class A(a)(b)	12,622	300,530
ATN International, Inc.	895	18,759
Bandwidth, Inc., Class A(a)	2,182	42,549
Cogent Communications Holdings, Inc.	4,228	339,382
Consolidated Communications Holdings, Inc.(a)	6,226	28,858
Frontier Communications Parent, Inc.(a)	23,864	852,661
Globalstar, Inc.(a)	75,125	78,881
IDT Corp., Class B	1,688	79,218
Iridium Communications, Inc.	11,192	328,261
Liberty Global Ltd., Class A(a)	15,508	307,213
Liberty Global Ltd., Class C(a)	16,539	341,034
Liberty Latin America Ltd., Class A(a)	6,235	61,041
Liberty Latin America Ltd., Class C(a)(b)	10,299	99,694
Security	Shares	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.(a)	96,736	$ 618,143
Shenandoah Telecommunications Co.	5,310	73,490
		3,603,461
Electric Utilities — 1.0%
ALLETE, Inc.	5,818	371,828
Genie Energy Ltd., Class B	1,759	27,652
Hawaiian Electric Industries, Inc.(a)	15,735	161,599
IDACORP, Inc.	4,864	503,327
MGE Energy, Inc.	3,473	314,272
NRG Energy, Inc.	20,463	1,849,855
OGE Energy Corp.	20,172	806,678
Otter Tail Corp.	3,953	310,390
Pinnacle West Capital Corp.	11,115	976,008
Portland General Electric Co.	9,876	468,122
TXNM Energy, Inc.	8,519	370,917
		6,160,648
Electrical Equipment — 1.3%
Acuity Brands, Inc.	2,997	901,168
Allient, Inc.	1,123	19,417
American Superconductor Corp.(a)	3,221	78,979
Array Technologies, Inc.(a)	14,196	92,700
Atkore, Inc.	3,600	308,736
Blink Charging Co.(a)(b)	10,333	20,459
Bloom Energy Corp., Class A(a)(b)	18,891	181,354
ChargePoint Holdings, Inc., Class A(a)(b)	41,379	49,655
Energy Vault Holdings, Inc.(a)	7,336	13,718
EnerSys	3,875	375,333
Enovix Corp.(a)(b)	14,327	129,015
Fluence Energy, Inc., Class A(a)(b)	5,724	124,497
Freyr Battery, Inc.(a)(b)	10,772	10,449
FuelCell Energy, Inc.(a)(b)	35,341	12,157
Generac Holdings, Inc.(a)	5,646	934,695
GrafTech International Ltd.(a)	19,752	33,578
LSI Industries, Inc.	2,447	40,033
Net Power, Inc., Class A(a)	1,848	16,669
NEXTracker, Inc., Class A(a)	13,660	543,941
NuScale Power Corp., Class A(a)(b)	7,274	139,224
nVent Electric PLC	15,940	1,188,646
Plug Power, Inc.(a)(b)	70,310	137,808
Powell Industries, Inc.(b)	954	243,251
Preformed Line Products Co.	205	25,215
Regal Rexnord Corp.	6,452	1,074,516
Sensata Technologies Holding PLC	14,504	498,067
SES AI Corp.(a)	12,887	6,099
Shoals Technologies Group, Inc., Class A(a)	15,505	83,882
Stem, Inc.(a)(b)	12,417	4,687
Sunrun, Inc.(a)	20,707	299,216
Thermon Group Holdings, Inc.(a)	3,017	79,076
TPI Composites, Inc.(a)(b)	3,470	11,815
Ultralife Corp.(a)	1,670	14,045
Vicor Corp.(a)	2,191	100,151
		7,792,251
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.(a)(b)	1,646	5,160
Advanced Energy Industries, Inc.	3,665	397,762
Aeva Technologies, Inc.(a)	1,602	5,895
Arlo Technologies, Inc.(a)	9,160	93,066
Arrow Electronics, Inc.(a)	5,165	612,931
Avnet, Inc.	8,792	476,614
Badger Meter, Inc.	2,783	556,739
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Bel Fuse, Inc., Class A(b)	212	$ 21,486
Bel Fuse, Inc., Class B	933	70,367
Belden, Inc.	3,946	449,331
Benchmark Electronics, Inc.	3,285	142,241
Climb Global Solutions, Inc.	389	39,830
Cognex Corp.	16,700	671,841
Coherent Corp.(a)	12,822	1,185,266
Crane NXT Co.	4,666	253,224
CTS Corp.	2,940	145,501
Daktronics, Inc.(a)(b)	3,526	45,944
ePlus, Inc.(a)	2,498	222,197
Evolv Technologies Holdings, Inc., Class A(a)(b)	14,439	31,044
Fabrinet(a)	3,512	846,287
FARO Technologies, Inc.(a)	1,622	28,450
Insight Enterprises, Inc.(a)(b)	2,702	472,634
IPG Photonics Corp.(a)	2,710	219,402
Iteris, Inc.(a)	4,146	29,810
Itron, Inc.(a)	4,343	485,374
Jabil, Inc.	11,286	1,389,194
Kimball Electronics, Inc.(a)	2,023	35,989
Knowles Corp.(a)	8,543	147,965
Lightwave Logic, Inc.(a)(b)	12,360	38,934
Littelfuse, Inc.	2,385	583,443
Methode Electronics, Inc.	4,402	38,385
MicroVision, Inc.(a)(b)	15,941	16,100
Mirion Technologies, Inc., Class A(a)	18,529	274,229
Napco Security Technologies, Inc.	3,210	123,521
nLight, Inc.(a)(b)	3,772	47,075
Novanta, Inc.(a)	3,347	569,793
OSI Systems, Inc.(a)	1,484	196,200
Ouster, Inc., Class A(a)(b)	4,142	27,461
PAR Technology Corp.(a)	3,510	207,055
PC Connection, Inc.	1,093	69,569
Plexus Corp.(a)	2,635	379,704
Powerfleet, Inc.(a)(b)	8,679	43,655
Richardson Electronics Ltd.	1,153	15,842
Rogers Corp.(a)	1,753	175,791
Sanmina Corp.(a)	5,342	374,474
ScanSource, Inc.(a)	2,389	101,317
SmartRent, Inc., Class A(a)	17,310	29,254
TD SYNNEX Corp.	7,327	845,169
TTM Technologies, Inc.(a)	10,242	229,830
Vishay Intertechnology, Inc.	12,517	212,288
Vishay Precision Group, Inc.(a)	1,053	24,440
Vontier Corp.(b)	14,830	549,896
		14,254,969
Energy Equipment & Services — 1.2%
Archrock, Inc.	16,070	321,721
Atlas Energy Solutions, Inc.	6,330	123,878
Borr Drilling Ltd.(b)	22,407	93,885
Bristow Group, Inc.(a)	2,585	85,744
Cactus, Inc., Class A	6,126	363,211
ChampionX Corp.	17,746	500,792
Core Laboratories, Inc.	4,778	90,304
DMC Global, Inc.(a)	1,449	14,620
Expro Group Holdings NV(a)	9,095	115,961
Forum Energy Technologies, Inc.(a)	870	12,163
Geospace Technologies Corp.(a)	1,878	21,034
Helix Energy Solutions Group, Inc.(a)	13,656	126,318
Helmerich & Payne, Inc.	9,630	323,568
Innovex International, Inc.(a)	2,814	39,931
Security	Shares	Value
Energy Equipment & Services (continued)
Kodiak Gas Services, Inc.	2,161	$ 68,893
Liberty Energy, Inc., Class A	16,126	275,271
Mammoth Energy Services, Inc.(a)	3,130	13,772
Nabors Industries Ltd.(a)	815	60,644
Natural Gas Services Group, Inc.(a)	971	19,003
Newpark Resources, Inc.(a)	7,114	47,379
Noble Corp. PLC	13,394	428,340
NOV, Inc.	38,809	601,928
Oceaneering International, Inc.(a)	9,938	242,487
Oil States International, Inc.(a)	5,105	24,147
Patterson-UTI Energy, Inc.	38,062	291,936
ProFrac Holding Corp., Class A(a)	1,901	11,320
ProPetro Holding Corp.(a)	7,932	54,810
Ranger Energy Services, Inc., Class A	1,414	18,354
RPC, Inc.	8,334	47,337
SEACOR Marine Holdings, Inc.(a)(b)	2,135	14,518
Seadrill Ltd.(a)	7,121	280,211
Select Water Solutions, Inc., Class A	7,924	83,994
Solaris Energy Infrastructure Inc, Class A	3,187	41,877
TechnipFMC PLC	41,764	1,114,681
TETRA Technologies, Inc.(a)	13,277	44,478
Tidewater, Inc.(a)	4,798	288,216
Transocean Ltd.(a)(b)	68,832	298,731
Valaris Ltd.(a)	6,072	307,243
Weatherford International PLC	6,946	548,734
		7,461,434
Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(a)	32,101	140,923
Atlanta Braves Holdings, Inc., Class A(a)	951	39,999
Atlanta Braves Holdings, Inc., Class C(a)	4,865	192,216
Cinemark Holdings, Inc.(a)(b)	10,852	322,847
Eventbrite, Inc., Class A(a)	6,395	20,464
IMAX Corp.(a)	3,952	96,034
Liberty Media Corp.-Liberty Live, Class A(a)	2,144	121,651
Liberty Media Corp.-Liberty Live, Class C(a)	4,379	255,558
Lions Gate Entertainment Corp., Class A(a)(b)	6,970	55,063
Lions Gate Entertainment Corp., Class B(a)	11,370	80,158
LiveOne, Inc.(a)	10,872	7,502
Madison Square Garden Entertainment Corp.(a)	3,543	147,779
Madison Square Garden Sports Corp., Class A(a)	1,746	388,834
Marcus Corp.	1,890	35,664
Playstudios, Inc., Class A(a)	6,469	8,604
Playtika Holding Corp.	7,236	56,658
Reservoir Media, Inc.(a)	1,932	16,094
Roku, Inc., Class A(a)	12,256	785,364
Sphere Entertainment Co., Class A(a)	2,827	118,197
TKO Group Holdings, Inc., Class A(a)	7,592	886,518
Vivid Seats, Inc., Class A(a)(b)	6,796	27,660
		3,803,787
Financial Services — 2.5%
Acacia Research Corp.(a)	3,963	17,913
Affirm Holdings, Inc., Class A(a)(b)	22,510	987,063
Alerus Financial Corp.	1,576	31,882
AvidXchange Holdings, Inc.(a)	16,765	138,144
Banco Latinoamericano de Comercio Exterior SA, Class E	2,643	84,497
Burford Capital Ltd.	20,133	271,795
Cannae Holdings, Inc.	5,854	116,202
Cantaloupe, Inc.(a)	4,940	43,768
Cass Information Systems, Inc.	1,469	60,758
Compass Diversified Holdings	6,550	142,135

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Enact Holdings, Inc.	3,166	$ 107,929
Equitable Holdings, Inc.	29,699	1,346,553
Essent Group Ltd.	10,303	618,283
Euronet Worldwide, Inc.(a)	4,253	418,793
EVERTEC, Inc.	5,905	193,448
Federal Agricultural Mortgage Corp., Class C	868	159,078
Flywire Corp.(a)(b)	11,457	199,581
HA Sustainable Infrastructure Capital, Inc.	10,629	371,909
I3 Verticals, Inc., Class A(a)	1,955	44,945
International Money Express, Inc.(a)	2,889	50,818
Jack Henry & Associates, Inc.	7,093	1,290,429
Jackson Financial, Inc., Class A	7,048	704,448
Marqeta, Inc., Class A(a)	43,384	245,553
Merchants Bancorp	1,917	70,814
MGIC Investment Corp.	26,557	664,987
Mr. Cooper Group, Inc.(a)	6,269	555,120
NCR Atleos Corp.(a)	6,875	179,988
NewtekOne, Inc.	2,325	30,411
NMI Holdings, Inc., Class A(a)	7,965	308,086
Onity Group, Inc.(a)	650	19,318
Pagseguro Digital Ltd., Class A(a)	18,062	145,218
Payoneer Global, Inc.(a)	21,252	183,192
Paysafe Ltd.(a)(b)	3,070	65,207
Paysign, Inc.(a)	5,335	19,259
PennyMac Financial Services, Inc., Class A	2,609	260,065
Priority Technology Holdings, Inc.(a)	4,348	23,436
Radian Group, Inc.	14,580	508,988
Remitly Global, Inc.(a)	13,729	246,847
Repay Holdings Corp., Class A(a)(b)	8,521	67,785
Sezzle, Inc.(a)	227	48,728
Shift4 Payments, Inc., Class A(a)(b)	5,958	538,842
StoneCo Ltd., Class A(a)	28,272	313,819
Toast, Inc., Class A(a)	43,132	1,295,254
UWM Holdings Corp., Class A	11,280	72,643
Velocity Financial, Inc.(a)	531	10,201
Voya Financial, Inc.	10,031	805,489
Walker & Dunlop, Inc.	3,132	342,547
Waterstone Financial, Inc.	2,085	30,733
Western Union Co.	23,600	253,936
WEX, Inc.(a)	3,952	682,115
		15,388,952
Food Products — 0.9%
Alico, Inc.	665	16,299
B&G Foods, Inc.	7,504	63,934
Beyond Meat, Inc.(a)(b)	5,249	31,966
BRC, Inc.(a)(b)	5,907	18,489
Calavo Growers, Inc.	1,546	41,093
Cal-Maine Foods, Inc.	4,018	352,700
Darling Ingredients, Inc.(a)(b)	15,085	589,974
Dole PLC	7,520	121,448
Flowers Foods, Inc.	18,188	404,319
Fresh Del Monte Produce, Inc.	3,251	104,390
Freshpet, Inc.(a)	4,384	581,055
Hain Celestial Group, Inc.(a)	9,697	84,655
Ingredion, Inc.	6,283	834,131
J & J Snack Foods Corp.	1,491	244,703
John B Sanfilippo & Son, Inc.	745	61,470
Lancaster Colony Corp.	1,825	316,820
Lifeway Foods, Inc.(a)	950	25,280
Limoneira Co.	1,676	42,973
Mama’s Creations, Inc.(a)	2,802	20,875
Security	Shares	Value
Food Products (continued)
Mission Produce, Inc.(a)	4,680	$ 55,224
Pilgrim’s Pride Corp.(a)(b)	4,278	207,226
Post Holdings, Inc.(a)	4,700	513,287
Seaboard Corp.	25	69,150
Seneca Foods Corp., Class A(a)(b)	468	28,936
Simply Good Foods Co.(a)	8,447	284,326
SunOpta, Inc.(a)	8,146	53,316
TreeHouse Foods, Inc.(a)	4,681	170,295
Utz Brands, Inc., Class A	6,479	111,568
Vital Farms, Inc.(a)(b)	3,094	107,300
Westrock Coffee Co.(a)(b)	2,565	17,032
WK Kellogg Co.	6,121	101,792
		5,676,026
Gas Utilities — 0.6%
Brookfield Infrastructure Corp., Class A	11,429	469,503
Chesapeake Utilities Corp.	1,982	237,424
National Fuel Gas Co.	8,873	537,083
New Jersey Resources Corp.	9,377	430,311
Northwest Natural Holding Co.	3,464	134,715
ONE Gas, Inc.	5,380	383,433
RGC Resources, Inc.	698	14,288
Southwest Gas Holdings, Inc.	5,962	436,716
Spire, Inc.	5,498	351,102
UGI Corp.	20,733	495,726
		3,490,301
Ground Transportation — 1.2%
ArcBest Corp.	2,305	240,135
Avis Budget Group, Inc.	1,649	136,867
Covenant Logistics Group, Inc., Class A	777	39,316
FTAI Infrastructure, Inc.	11,060	89,254
Heartland Express, Inc.	3,891	42,042
Hertz Global Holdings, Inc.(a)(b)	13,008	36,162
Knight-Swift Transportation Holdings, Inc.	15,210	792,137
Landstar System, Inc.	3,411	599,552
Lyft, Inc., Class A(a)	34,305	444,936
Marten Transport Ltd.	4,845	75,001
PAM Transportation Services, Inc.(a)	732	11,331
Proficient Auto Logistics, Inc.(a)(b)	1,459	11,949
RXO, Inc.(a)(b)	13,040	367,598
Ryder System, Inc.	4,125	603,405
Saia, Inc.(a)(b)	2,544	1,243,024
Schneider National, Inc., Class B	4,419	124,969
U-Haul Holding Co.(a)(b)	646	47,371
U-Haul Holding Co., Series N	9,879	674,341
Universal Logistics Holdings, Inc.	635	26,695
Werner Enterprises, Inc.	5,760	212,486
XPO, Inc.(a)	11,138	1,453,843
		7,272,414
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.(a)	8,603	14,883
Alphatec Holdings, Inc.(a)	10,235	80,345
AngioDynamics, Inc.(a)	3,024	20,231
Artivion, Inc.(a)	4,011	105,610
AtriCure, Inc.(a)(b)	4,168	138,294
Avanos Medical, Inc.(a)	3,896	72,777
Axogen, Inc.(a)	3,861	54,054
Axonics, Inc.(a)	4,810	338,143
Bioventus, Inc., Class A(a)	3,606	48,933
Cerus Corp.(a)	14,502	22,768
CONMED Corp.	2,979	203,287
CVRx, Inc.(a)	1,038	13,619
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.	19,454	$ 450,749
Embecta Corp.	5,808	81,777
Enovis Corp.(a)(b)	5,381	222,074
Envista Holdings Corp.(a)	16,831	352,946
Fractyl Health, Inc.(a)	7,201	20,271
Glaukos Corp.(a)	4,740	626,865
Globus Medical, Inc., Class A(a)(b)	10,823	795,923
Haemonetics Corp.(a)(b)	4,864	346,122
ICU Medical, Inc.(a)	2,035	347,436
Inari Medical, Inc.(a)	5,141	248,824
Inmode Ltd.(a)	7,386	126,153
Inogen, Inc.(a)	2,259	19,721
Inspire Medical Systems, Inc.(a)	2,815	549,038
Integer Holdings Corp.(a)(b)	3,167	393,500
Integra LifeSciences Holdings Corp.(a)	6,291	118,019
iRadimed Corp.	566	27,887
iRhythm Technologies, Inc.(a)	2,940	212,974
Lantheus Holdings, Inc.(a)	6,624	727,580
LeMaitre Vascular, Inc.	1,873	165,554
LivaNova PLC(a)	5,201	268,476
Masimo Corp.(a)	4,089	588,857
Merit Medical Systems, Inc.(a)(b)	5,431	535,822
Neogen Corp.(a)	20,765	296,524
NeuroPace, Inc.(a)	2,497	16,106
Nevro Corp.(a)	2,986	16,453
Novocure Ltd.(a)	9,999	151,785
Omnicell, Inc.(a)	4,425	215,232
OraSure Technologies, Inc.(a)	6,323	25,703
Orchestra BioMed Holdings, Inc.(a)	1,935	9,965
Orthofix Medical, Inc.(a)(b)	3,713	60,113
OrthoPediatrics Corp.(a)	1,544	40,962
Paragon 28, Inc.(a)(b)	3,871	20,516
Penumbra, Inc.(a)	3,581	819,583
PROCEPT BioRobotics Corp.(a)(b)	4,000	360,000
Pulmonx Corp.(a)	3,091	19,319
Pulse Biosciences, Inc.(a)(b)	2,306	40,194
QuidelOrtho Corp.(a)	5,303	201,779
RxSight, Inc.(a)	3,538	179,235
Sanara Medtech, Inc.(a)(b)	346	11,418
Semler Scientific, Inc.(a)	568	16,688
SI-BONE, Inc.(a)	3,637	50,191
Sight Sciences, Inc.(a)	4,854	24,270
STAAR Surgical Co.(a)	4,951	143,529
Stereotaxis, Inc.(a)	9,381	18,387
Surmodics, Inc.(a)	1,551	58,194
Tactile Systems Technology, Inc.(a)	2,279	33,068
Tandem Diabetes Care, Inc.(a)(b)	6,167	193,459
Teleflex, Inc.	4,571	919,045
TransMedics Group, Inc.(a)(b)	3,130	256,566
Treace Medical Concepts, Inc.(a)	4,034	18,798
UFP Technologies, Inc.(a)	667	178,089
Utah Medical Products, Inc.	250	15,845
Varex Imaging Corp.(a)	3,242	42,567
Zimvie, Inc.(a)	3,219	44,310
Zynex, Inc.(a)(b)	1,666	14,378
		12,851,783
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.(a)	8,580	366,280
Accolade, Inc.(a)	5,719	18,129
AdaptHealth Corp.(a)	9,395	96,675
Addus HomeCare Corp.(a)	1,615	200,938
agilon health, Inc.(a)(b)	29,815	76,028
Security	Shares	Value
Health Care Providers & Services (continued)
AirSculpt Technologies, Inc.(a)(b)	1,598	$ 9,093
Alignment Healthcare, Inc.(a)	10,112	125,389
Amedisys, Inc.(a)	3,073	290,706
AMN Healthcare Services, Inc.(a)	3,827	145,196
Ardent Health Partners, Inc.(a)	1,111	19,331
Astrana Health, Inc.(a)	4,033	216,895
Aveanna Healthcare Holdings, Inc.(a)	4,518	21,009
BrightSpring Health Services, Inc.(a)	5,053	75,643
Brookdale Senior Living, Inc.(a)	19,276	120,861
Castle Biosciences, Inc.(a)	2,721	94,337
Chemed Corp.	1,445	780,647
Community Health Systems, Inc.(a)(b)	13,905	56,315
Concentra Group Holdings Parent, Inc.(a)	1,822	36,932
CorVel Corp.(a)	856	254,934
Cross Country Healthcare, Inc.(a)	3,385	38,623
DaVita, Inc.(a)(b)	4,895	684,370
DocGo, Inc.(a)	11,752	41,250
Encompass Health Corp.	9,508	945,666
Enhabit, Inc.(a)	4,083	28,132
Ensign Group, Inc.	5,366	831,676
Fulgent Genetics, Inc.(a)	1,832	39,296
GeneDx Holdings Corp., Class A(a)	1,181	96,476
Guardant Health, Inc.(a)	11,130	243,524
HealthEquity, Inc.(a)	8,058	686,944
Henry Schein, Inc.(a)	12,387	869,939
Hims & Hers Health, Inc., Class A(a)	18,850	354,945
InfuSystem Holdings, Inc.(a)	1,767	10,938
Innovage Holding Corp.(a)	2,921	16,942
Joint Corp.(a)	1,125	12,431
LifeStance Health Group, Inc.(a)(b)	12,401	83,211
ModivCare, Inc.(a)	1,101	17,803
Nano-X Imaging Ltd.(a)(b)	4,692	26,604
National HealthCare Corp.	1,211	140,512
National Research Corp., Class A	1,346	24,403
NeoGenomics, Inc.(a)	11,865	161,245
OPKO Health, Inc.(a)(b)	36,089	54,494
Option Care Health, Inc.(a)	16,340	376,474
Owens & Minor, Inc.(a)	6,932	88,106
PACS Group, Inc.(a)	3,637	155,227
Patterson Cos., Inc.	7,802	163,920
Pediatrix Medical Group, Inc.(a)	8,442	104,005
Pennant Group, Inc.(a)	2,390	76,408
Performant Financial Corp.(a)	6,150	23,924
Premier, Inc., Class A	10,926	220,159
Privia Health Group, Inc.(a)	9,327	171,244
Progyny, Inc.(a)	8,020	120,701
Quipt Home Medical Corp.(a)	3,438	9,008
R1 RCM, Inc.(a)	14,503	206,813
RadNet, Inc.(a)	6,245	406,175
Select Medical Holdings Corp.	10,671	342,326
Surgery Partners, Inc.(a)(b)	7,581	218,333
Talkspace, Inc.(a)	11,744	36,759
Tenet Healthcare Corp.(a)	9,310	1,443,236
U.S. Physical Therapy, Inc.	1,408	112,893
Universal Health Services, Inc., Class B	5,642	1,152,717
Viemed Healthcare, Inc.(a)	2,808	24,008
		13,867,198
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	8,028	213,545
CareTrust REIT, Inc.	13,717	448,134
Community Healthcare Trust, Inc.	3,137	58,850
Diversified Healthcare Trust	21,017	75,031

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs (continued)
Global Medical REIT, Inc.	5,068	$ 46,068
Healthcare Realty Trust, Inc.	37,408	642,670
LTC Properties, Inc.	3,896	148,827
Medical Properties Trust, Inc.(b)	58,867	272,554
National Health Investors, Inc.	4,084	313,039
Omega Healthcare Investors, Inc.	24,007	1,019,577
Sabra Health Care REIT, Inc.	22,468	435,879
Universal Health Realty Income Trust	1,190	47,076
		3,721,250
Health Care Technology — 0.2%
Certara, Inc.(a)	11,168	113,913
Definitive Healthcare Corp., Class A(a)	4,523	18,770
Doximity, Inc., Class A(a)(b)	11,815	493,158
Evolent Health, Inc., Class A(a)(b)	11,167	260,749
Health Catalyst, Inc.(a)	4,649	36,123
HealthStream, Inc.	2,051	59,961
LifeMD, Inc.(a)	3,292	13,431
OptimizeRx Corp.(a)	1,521	7,940
Phreesia, Inc.(a)(b)	5,499	100,577
Schrodinger, Inc./United States(a)	5,208	91,635
Simulations Plus, Inc.	1,317	35,849
Teladoc Health, Inc.(a)	16,506	148,554
Waystar Holding Corp.(a)	4,554	129,926
		1,510,586
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	22,460	331,734
Braemar Hotels & Resorts, Inc.	5,143	14,709
Chatham Lodging Trust	4,196	33,149
DiamondRock Hospitality Co.	19,709	168,906
Host Hotels & Resorts, Inc.	68,351	1,178,371
Park Hotels & Resorts, Inc.	20,851	289,620
Pebblebrook Hotel Trust	10,990	131,660
RLJ Lodging Trust	14,080	124,608
Ryman Hospitality Properties, Inc.	5,546	593,699
Service Properties Trust	15,232	48,743
Summit Hotel Properties, Inc.	8,770	53,673
Sunstone Hotel Investors, Inc.	19,259	194,323
Xenia Hotels & Resorts, Inc.	9,540	135,182
		3,298,377
Hotels, Restaurants & Leisure — 3.0%
Accel Entertainment, Inc., Class A(a)	4,633	51,148
Aramark	25,256	955,434
Bally’s Corp.(a)(b)	2,337	40,781
Biglari Holdings, Inc., Class B(a)	53	9,026
BJ’s Restaurants, Inc.(a)	1,911	70,879
Bloomin’ Brands, Inc.	7,947	131,841
Boyd Gaming Corp.	6,766	468,816
Brinker International, Inc.(a)	4,079	418,954
Caesars Entertainment, Inc.(a)	20,830	834,241
Cava Group, Inc.(a)	7,327	978,594
Cheesecake Factory, Inc.	4,568	211,133
Choice Hotels International, Inc.(b)	2,728	380,583
Churchill Downs, Inc.	6,739	944,134
Cracker Barrel Old Country Store, Inc.	2,001	95,188
Dave & Buster’s Entertainment, Inc.(a)	3,354	123,863
Denny’s Corp.(a)	4,696	30,101
Despegar.com Corp.(a)(b)	5,788	83,579
Dine Brands Global, Inc.	1,302	39,633
Dutch Bros, Inc., Class A(a)	10,900	361,008
El Pollo Loco Holdings, Inc.(a)	2,705	33,055
Empire Resorts, Inc.(c)	81	—
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Everi Holdings, Inc.(a)	8,445	$ 112,572
First Watch Restaurant Group, Inc.(a)(b)	2,688	45,683
Full House Resorts, Inc.(a)	3,313	16,863
Global Business Travel Group I, Class A(a)	12,078	92,155
Golden Entertainment, Inc.	1,704	50,055
Hilton Grand Vacations, Inc.(a)	7,310	269,593
Hyatt Hotels Corp., Class A	4,301	625,580
Inspired Entertainment, Inc.(a)(b)	2,141	20,425
International Game Technology PLC	10,899	221,468
Jack in the Box, Inc.	1,720	84,710
Krispy Kreme, Inc.	7,904	89,868
Kura Sushi USA, Inc., Class A(a)(b)	525	52,405
Life Time Group Holdings, Inc.(a)	5,679	126,528
Light & Wonder, Inc., Class A(a)	8,784	823,764
Lindblad Expeditions Holdings, Inc.(a)	2,950	27,878
Marriott Vacations Worldwide Corp.	3,519	271,069
Monarch Casino & Resort, Inc.	1,230	96,567
Mondee Holdings, Inc., Class A(a)	4,008	5,090
Nathan’s Famous, Inc.	181	15,246
Norwegian Cruise Line Holdings Ltd.(a)	41,633	1,054,980
ONE Group Hospitality, Inc.(a)(b)	2,056	7,032
Papa John’s International, Inc.	2,975	155,860
Penn Entertainment, Inc.(a)	14,356	283,531
Planet Fitness, Inc., Class A(a)(b)	8,451	663,573
PlayAGS, Inc.(a)	3,517	40,903
Portillo’s, Inc., Class A(a)(b)	5,436	70,287
Potbelly Corp.(a)	2,295	16,937
RCI Hospitality Holdings, Inc.	737	32,001
Red Rock Resorts, Inc., Class A	4,626	238,054
Rush Street Interactive, Inc., Class A(a)	8,149	88,172
Sabre Corp.(a)(b)	36,473	116,714
Shake Shack, Inc., Class A(a)	3,640	442,879
Six Flags Entertainment Corp.	9,086	358,079
Super Group SGHC Ltd.	12,370	50,717
Sweetgreen, Inc., Class A(a)	9,545	344,574
Target Hospitality Corp.(a)	3,620	27,005
Texas Roadhouse, Inc.	6,415	1,226,035
Travel & Leisure Co.	6,799	325,060
United Parks & Resorts, Inc.(a)	3,420	179,995
Vail Resorts, Inc.	3,707	614,213
Wendy’s Co.	16,517	315,640
Wingstop, Inc.	2,855	821,355
Wyndham Hotels & Resorts, Inc.	7,325	646,944
Wynn Resorts Ltd.	9,992	959,432
Xponential Fitness, Inc., Class A(a)	2,323	28,457
		18,417,939
Household Durables — 1.8%
Beazer Homes USA, Inc.(a)	3,032	93,264
Cavco Industries, Inc.(a)	778	318,821
Century Communities, Inc.	2,893	256,493
Champion Homes, Inc.(a)	5,138	453,326
Cricut, Inc., Class A	6,523	42,921
Dream Finders Homes, Inc., Class A(a)	2,697	80,505
Ethan Allen Interiors, Inc.	2,152	59,546
Flexsteel Industries, Inc.	544	31,672
GoPro, Inc., Class A(a)	11,108	14,996
Green Brick Partners, Inc.(a)	2,920	201,509
Hamilton Beach Brands Holding Co., Class A	1,059	29,281
Helen of Troy Ltd.(a)	2,139	136,147
Hooker Furnishings Corp.	1,306	20,935
Hovnanian Enterprises, Inc., Class A(a)	539	94,886
Installed Building Products, Inc.	2,329	505,160
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
iRobot Corp.(a)(b)	2,250	$ 19,643
KB Home	6,500	510,250
Landsea Homes Corp.(a)(b)	2,622	27,216
La-Z-Boy, Inc.	4,101	156,043
Legacy Housing Corp.(a)(b)	700	17,360
Leggett & Platt, Inc.	13,367	160,404
LGI Homes, Inc.(a)(b)	1,914	194,386
Lifetime Brands, Inc.	2,361	13,599
Lovesac Co.(a)	1,199	34,963
M/I Homes, Inc.(a)	2,559	387,919
Meritage Homes Corp.	3,407	617,348
Mohawk Industries, Inc.(a)	5,050	678,064
Newell Brands, Inc.	39,781	350,073
Purple Innovation, Inc.(a)	4,336	3,872
SharkNinja, Inc.	6,406	590,697
Sonos, Inc.(a)	11,573	145,010
Taylor Morrison Home Corp., Class A(a)	9,775	669,588
Tempur Sealy International, Inc.	16,239	778,010
Toll Brothers, Inc.	9,978	1,461,178
TopBuild Corp.(a)	3,084	1,089,824
Traeger, Inc.(a)	3,244	10,056
Tri Pointe Homes, Inc.(a)	8,528	344,787
United Homes Group, Inc., Class A(a)	1,384	7,460
Vizio Holding Corp., Class A(a)	8,976	99,903
Whirlpool Corp.	5,112	529,143
Worthington Enterprises, Inc.	2,880	110,304
		11,346,562
Household Products — 0.2%
Central Garden & Pet Co.(a)	1,402	48,089
Central Garden & Pet Co., Class A(a)	4,760	138,706
Energizer Holdings, Inc.	6,582	211,085
Oil-Dri Corp. of America	420	28,497
Reynolds Consumer Products, Inc.	5,160	139,062
Spectrum Brands Holdings, Inc.	2,813	252,101
WD-40 Co.	1,276	334,401
		1,151,941
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class A(a)(b)	5,233	18,002
Brookfield Renewable Corp., Class A	13,450	411,301
Clearway Energy, Inc., Class A	4,314	114,925
Clearway Energy, Inc., Class C	7,220	204,904
Montauk Renewables, Inc.(a)	5,648	31,233
Ormat Technologies, Inc.	4,996	394,784
Sunnova Energy International, Inc.(a)(b)	10,034	60,906
		1,236,055
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	2,300	54,763
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	27,374	702,964
EastGroup Properties, Inc.	4,699	804,845
First Industrial Realty Trust, Inc.	12,492	655,705
Industrial Logistics Properties Trust	5,976	21,125
Innovative Industrial Properties, Inc.	2,692	347,779
LXP Industrial Trust	28,524	269,267
Plymouth Industrial REIT, Inc.	4,007	81,422
Rexford Industrial Realty, Inc.	21,004	900,861
STAG Industrial, Inc.	17,327	645,951
Terreno Realty Corp.	9,247	554,358
		4,984,277
Insurance — 3.4%
Ambac Financial Group, Inc.(a)	4,273	48,328
Security	Shares	Value
Insurance (continued)
American Coastal Insurance Corp.(a)	3,414	$ 41,480
American Financial Group, Inc.	7,293	940,286
AMERISAFE, Inc.	1,982	107,127
Assurant, Inc.	5,040	966,168
Assured Guaranty Ltd.	5,231	436,579
Axis Capital Holdings Ltd.	8,692	680,236
Baldwin Insurance Group, Inc., Class A(a)	6,595	305,085
Bowhead Specialty Holdings, Inc.(a)	857	24,947
Brighthouse Financial, Inc.(a)	7,534	356,358
CNO Financial Group, Inc.	10,985	377,884
Crawford & Co., Class A	3,359	37,419
Donegal Group, Inc., Class A	3,400	51,544
Employers Holdings, Inc.	1,986	96,758
Enstar Group Ltd.(a)	1,279	412,478
Everest Group Ltd.	4,225	1,502,452
F&G Annuities & Life, Inc.	1,745	69,975
Fidelis Insurance Holdings Ltd.	4,721	81,484
First American Financial Corp.	9,829	630,530
Genworth Financial, Inc., Class A(a)	34,143	230,124
Globe Life, Inc.	9,313	983,453
GoHealth, Inc., Class A(a)	784	8,891
Goosehead Insurance, Inc., Class A(a)	2,252	245,243
Greenlight Capital Re Ltd., Class A(a)	3,733	50,321
Hamilton Insurance Group Ltd., Class B(a)	3,956	68,914
Hanover Insurance Group, Inc.	3,599	533,840
HCI Group, Inc.	875	99,146
Heritage Insurance Holdings, Inc.(a)	2,404	24,881
Hippo Holdings, Inc.(a)	1,964	43,542
Horace Mann Educators Corp.	3,552	132,276
Investors Title Co.	146	33,767
James River Group Holdings Ltd.	3,600	22,392
Kemper Corp.	5,910	368,016
Kingsway Financial Services, Inc.(a)	1,645	14,723
Kinsale Capital Group, Inc.	2,115	905,453
Lemonade, Inc.(a)(b)	4,905	116,592
Lincoln National Corp.	14,766	513,118
Maiden Holdings Ltd.(a)	9,593	14,821
MBIA, Inc.	4,394	17,312
Mercury General Corp.	2,725	184,292
NI Holdings, Inc.(a)	788	12,372
Old Republic International Corp.	24,930	870,805
Oscar Health, Inc., Class A(a)(b)	19,148	321,686
Palomar Holdings, Inc.(a)	2,337	209,792
Primerica, Inc.	3,699	1,023,920
ProAssurance Corp.(a)	4,344	64,682
Reinsurance Group of America, Inc.	6,429	1,357,033
RenaissanceRe Holdings Ltd.	4,969	1,303,866
RLI Corp.	4,154	647,899
Root, Inc., Class A(a)(b)	849	58,063
Ryan Specialty Holdings, Inc., Class A	10,005	659,029
Safety Insurance Group, Inc.	1,622	126,946
Selective Insurance Group, Inc.	5,857	531,933
Selectquote, Inc.(a)	15,377	30,754
SiriusPoint Ltd.(a)	9,761	128,260
Skyward Specialty Insurance Group, Inc.(a)	3,389	149,828
Stewart Information Services Corp.	2,246	154,525
Tiptree, Inc.	2,988	60,985
Trupanion, Inc.(a)(b)	3,782	207,178
United Fire Group, Inc.	1,943	38,161
Universal Insurance Holdings, Inc.	2,383	47,517
Unum Group	17,147	1,100,494
White Mountains Insurance Group Ltd.	250	449,285
		21,333,248

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 0.6%
Bumble, Inc., Class A(a)(b)	9,115	$ 64,534
Cargurus, Inc., Class A(a)	8,325	258,242
Cars.com, Inc.(a)	6,904	110,395
EverQuote, Inc., Class A(a)	2,804	50,416
fuboTV, Inc.(a)	35,529	61,821
Getty Images Holdings, Inc.(a)(b)	9,843	40,848
Grindr, Inc.(a)(b)	2,119	28,352
IAC, Inc.(a)	7,234	346,870
Match Group, Inc.(a)	25,171	906,911
MediaAlpha, Inc., Class A(a)	3,032	51,938
Nextdoor Holdings, Inc.(a)	14,622	35,385
Outbrain, Inc.(a)	4,296	18,430
QuinStreet, Inc.(a)	4,821	101,241
Shutterstock, Inc.	2,408	77,273
System1, Inc., Class A(a)	3,286	3,220
TripAdvisor, Inc.(a)	9,910	158,956
TrueCar, Inc.(a)(b)	10,955	42,834
Trump Media & Technology Group Corp., Class A(a)(b)	5,443	192,356
Vimeo, Inc.(a)	13,908	66,341
Webtoon Entertainment, Inc.(a)(b)	1,683	17,503
Yelp, Inc.(a)	6,008	205,113
Ziff Davis, Inc.(a)	4,561	211,038
ZipRecruiter, Inc., Class A(a)	5,695	52,793
ZoomInfo Technologies, Inc., Class A(a)	29,657	327,710
		3,430,520
IT Services — 0.7%
Amdocs Ltd.	11,352	996,081
Applied Digital Corp.(a)	10,751	72,677
ASGN, Inc.(a)	4,319	397,780
Backblaze, Inc., Class A(a)	3,874	27,970
BigBear.ai Holdings, Inc.(a)(b)	8,674	13,792
BigCommerce Holdings, Inc., Series 1(a)(b)	7,669	40,186
Core Scientific, Inc.(a)(b)	16,714	222,129
Couchbase, Inc.(a)	4,147	66,642
DigitalOcean Holdings, Inc.(a)	6,242	247,058
DXC Technology Co.(a)	17,377	345,107
Fastly, Inc., Class A(a)	11,522	83,304
Globant SA(a)	4,069	854,043
Grid Dynamics Holdings, Inc., Class A(a)	6,108	97,239
Hackett Group, Inc.	2,311	56,204
Information Services Group, Inc.	3,455	10,607
Kyndryl Holdings, Inc.(a)	22,694	519,466
Rackspace Technology, Inc.(a)	11,549	27,544
Thoughtworks Holding, Inc.(a)(b)	8,984	39,889
Tucows, Inc., Class A(a)	808	14,964
Unisys Corp.(a)	6,488	44,832
		4,177,514
Leisure Products — 0.6%
Acushnet Holdings Corp.	2,593	158,951
AMMO, Inc.(a)(b)	6,541	7,064
Brunswick Corp.	6,565	523,493
Clarus Corp.	1,641	6,909
Escalade, Inc.	1,074	13,994
Funko, Inc., Class A(a)	3,070	36,349
Hasbro, Inc.	13,431	881,477
JAKKS Pacific, Inc.(a)	654	20,634
Johnson Outdoors, Inc., Class A	523	16,537
Latham Group, Inc.(a)	3,286	21,359
Malibu Boats, Inc., Class A(a)	1,710	76,745
Marine Products Corp.	440	4,140
MasterCraft Boat Holdings, Inc.(a)	1,528	26,526
Mattel, Inc.(a)	32,222	656,684
Security	Shares	Value
Leisure Products (continued)
Peloton Interactive, Inc., Class A(a)(b)	34,195	$ 290,658
Polaris, Inc.	4,938	345,216
Smith & Wesson Brands, Inc.	5,240	67,884
Solo Brands, Inc., Class A(a)	1,709	2,136
Sturm Ruger & Co., Inc.	1,584	62,283
Topgolf Callaway Brands Corp.(a)	13,214	128,308
Vista Outdoor, Inc.(a)	5,424	238,493
YETI Holdings, Inc.(a)	8,325	293,123
		3,878,963
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc., Class A(a)	10,039	160,925
Adaptive Biotechnologies Corp.(a)	9,592	46,425
Akoya Biosciences, Inc.(a)	1,301	3,662
Azenta, Inc.(a)	5,296	217,613
BioLife Solutions, Inc.(a)	3,962	92,711
Bio-Rad Laboratories, Inc., Class A(a)	1,881	673,755
Bio-Techne Corp.	14,938	1,101,678
Bruker Corp.	10,586	599,273
Charles River Laboratories International, Inc.(a)	4,955	884,864
ChromaDex Corp.(a)	6,728	23,481
Codexis, Inc.(a)	6,408	20,121
CryoPort, Inc.(a)	3,836	25,548
Cytek Biosciences, Inc.(a)	10,029	49,593
Fortrea Holdings, Inc.(a)	7,247	121,895
Harvard Bioscience, Inc.(a)	3,631	8,533
Lifecore Biomedical, Inc.(a)	3,493	19,840
Maravai LifeSciences Holdings, Inc., Class A(a)	11,687	86,601
MaxCyte, Inc.(a)	11,269	40,343
Medpace Holdings, Inc.(a)	2,458	772,353
Mesa Laboratories, Inc.	475	54,169
Nautilus Biotechnology, Inc.(a)	3,652	9,495
OmniAb, Inc.(a)	9,383	38,376
OmniAb, Inc., 12.50 Earnout Shares(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(c)	494	—
Pacific Biosciences of California, Inc.(a)(b)	31,859	69,134
QIAGEN NV	21,457	903,340
Quanterix Corp.(a)	2,976	39,328
Quantum-Si, Inc., Class A(a)	8,727	6,118
Repligen Corp.(a)	5,398	724,789
Sotera Health Co.(a)	14,063	220,367
Standard BioTools, Inc.(a)	28,355	55,576
		7,069,906
Machinery — 4.2%
374Water, Inc.(a)	5,305	8,276
3D Systems Corp.(a)(b)	11,033	33,099
AGCO Corp.	6,048	603,832
Alamo Group, Inc.	993	168,353
Albany International Corp., Class A	3,027	205,594
Allison Transmission Holdings, Inc.	8,505	908,844
Astec Industries, Inc.	2,280	72,458
Atmus Filtration Technologies, Inc.	8,157	317,634
Barnes Group, Inc.	4,654	217,621
Blue Bird Corp.(a)	3,025	127,383
Chart Industries, Inc.(a)(b)	4,082	492,779
Columbus McKinnon Corp./New York	2,572	81,815
Commercial Vehicle Group, Inc.(a)	3,178	9,248
Crane Co.	4,722	742,676
Donaldson Co., Inc.	11,696	855,679
Douglas Dynamics, Inc.	2,537	57,463
Eastern Co.	695	21,642
Energy Recovery, Inc.(a)	5,674	101,338
Enerpac Tool Group Corp., Class A	5,101	225,056
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Enpro, Inc.	1,990	$ 289,764
Esab Corp.	5,443	669,707
ESCO Technologies, Inc.	2,455	308,201
Federal Signal Corp.	5,670	462,502
Flowserve Corp.	12,886	678,319
Franklin Electric Co., Inc.	4,215	403,418
Gates Industrial Corp. PLC(a)	20,518	397,023
Gencor Industries, Inc.(a)	1,044	20,797
Gorman-Rupp Co.	2,064	76,265
Graco, Inc.	16,133	1,314,033
Graham Corp.(a)	929	26,031
Greenbrier Cos., Inc.	2,918	172,950
Helios Technologies, Inc.	3,379	155,873
Hillenbrand, Inc.	6,716	185,026
Hillman Solutions Corp.(a)	18,160	192,496
Hyliion Holdings Corp., Class A(a)(b)	11,844	28,307
Hyster-Yale, Inc., Class A	1,283	81,432
ITT, Inc.	7,933	1,111,572
John Bean Technologies Corp.	3,005	334,817
Kadant, Inc.(b)	1,152	383,685
Kennametal, Inc.	7,298	184,785
L B Foster Co., Class A(a)	855	16,117
Lincoln Electric Holdings, Inc.	5,366	1,033,277
Lindsay Corp.	1,076	128,797
Luxfer Holdings PLC	2,124	30,501
Manitowoc Co., Inc.(a)	2,941	27,469
Mayville Engineering Co., Inc.(a)	1,163	23,807
Middleby Corp.(a)	5,186	672,624
Miller Industries, Inc.	993	65,181
Mueller Industries, Inc.(b)	10,821	886,997
Mueller Water Products, Inc., Class A	15,194	328,039
NN, Inc.(a)	5,472	17,237
Nordson Corp.	5,503	1,364,139
Omega Flex, Inc.	303	15,489
Oshkosh Corp.	6,264	640,431
Park-Ohio Holdings Corp.	887	25,253
Pentair PLC	16,001	1,586,019
Proto Labs, Inc.(a)	2,468	67,623
RBC Bearings, Inc.(a)	2,756	772,645
REV Group, Inc.	4,964	131,546
Shyft Group, Inc.	3,287	42,468
Snap-on, Inc.	5,031	1,660,884
SPX Technologies, Inc.(a)	4,311	618,585
Standex International Corp.	1,100	202,268
Taylor Devices, Inc.(a)	315	14,811
Tennant Co.	1,890	165,488
Terex Corp.	6,499	336,063
Timken Co.	6,155	510,865
Titan International, Inc.(a)	4,442	28,607
Toro Co.	10,064	809,951
Trinity Industries, Inc.	8,026	275,131
Twin Disc, Inc.	1,454	16,881
Wabash National Corp.	4,478	78,096
Watts Water Technologies, Inc., Class A	2,602	495,915
		25,816,997
Marine Transportation — 0.2%
Costamare, Inc.	4,332	58,959
Genco Shipping & Trading Ltd.	4,279	67,351
Golden Ocean Group Ltd.	12,818	137,409
Himalaya Shipping Ltd.	2,508	16,452
Kirby Corp.(a)	5,577	640,017
Security	Shares	Value
Marine Transportation (continued)
Matson, Inc.	3,282	$ 508,349
Pangaea Logistics Solutions Ltd.	2,775	17,815
Safe Bulkers, Inc.	6,947	29,108
		1,475,460
Media — 1.2%
Advantage Solutions, Inc., Class A(a)	12,254	37,497
AMC Networks, Inc., Class A(a)	2,693	21,813
Boston Omaha Corp., Class A(a)	1,772	26,155
Cable One, Inc.	560	191,274
Cardlytics, Inc.(a)	3,678	15,852
Clear Channel Outdoor Holdings, Inc.(a)	32,025	47,077
EchoStar Corp., Class A(a)	11,485	287,814
Emerald Holding, Inc.	1,074	4,232
Entravision Communications Corp., Class A	4,839	11,226
EW Scripps Co., Class A(a)	5,145	17,261
Gambling.com Group Ltd.(a)	2,414	23,247
Gannett Co., Inc.(a)(b)	13,242	62,105
Gray Television, Inc.	7,159	40,878
Ibotta, Inc., Class A(a)(b)	730	53,502
iHeartMedia, Inc., Class A(a)	10,087	19,972
Innovid Corp.(a)(b)	9,764	18,649
Integral Ad Science Holding Corp.(a)	7,988	94,578
Interpublic Group of Cos., Inc.	36,716	1,079,450
John Wiley & Sons, Inc., Class A	3,608	177,874
Liberty Broadband Corp., Class A(a)	1,531	122,832
Liberty Broadband Corp., Class C(a)(b)	10,747	868,573
Magnite, Inc.(a)	12,861	160,505
National CineMedia, Inc.(a)	7,102	51,063
New York Times Co., Class A	15,567	869,261
News Corp., Class A	36,402	991,955
News Corp., Class B	11,813	343,050
Nexstar Media Group, Inc., Class A	3,026	532,334
Paramount Global, Class A(b)	964	21,102
Paramount Global, Class B	57,916	633,601
PubMatic, Inc., Class A(a)	3,832	56,350
Scholastic Corp.	2,205	54,750
Sinclair, Inc., Class A	3,470	59,927
Stagwell, Inc., Class A(a)	7,585	47,103
TechTarget, Inc.(a)	2,158	62,463
TEGNA, Inc.	17,143	281,660
Thryv Holdings, Inc.(a)	3,347	48,130
Townsquare Media, Inc., Class A	1,221	11,966
WideOpenWest, Inc.(a)	5,083	25,364
		7,472,445
Metals & Mining — 1.6%
Alcoa Corp.	24,400	978,196
Alpha Metallurgical Resources, Inc.	1,056	219,965
Arch Resources, Inc., Class A	1,651	242,301
ATI, Inc.(a)	12,081	636,789
Caledonia Mining Corp. PLC	1,412	21,053
Carpenter Technology Corp.	4,598	687,401
Century Aluminum Co.(a)	4,566	80,590
Cleveland-Cliffs, Inc.(a)	46,074	598,040
Coeur Mining, Inc.(a)	37,382	240,740
Commercial Metals Co.	11,122	598,364
Compass Minerals International, Inc.	4,338	53,401
Constellium SE, Class A(a)	12,647	140,382
Contango ORE, Inc.(a)	1,249	26,866
Dakota Gold Corp.(a)	5,742	12,575
Haynes International, Inc.	1,001	60,420
Hecla Mining Co.	56,366	365,815

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
i-80 Gold Corp.(a)	33,907	$ 35,602
Ivanhoe Electric, Inc.(a)(b)	7,956	80,753
Kaiser Aluminum Corp.	1,460	108,420
Lifezone Holdings Ltd.(a)	3,306	21,225
Materion Corp.	2,043	207,630
Metallus, Inc.(a)	3,662	51,598
Metals Acquisition Ltd., Class A(a)	4,743	56,821
MP Materials Corp., Class A(a)(b)	12,719	228,815
Novagold Resources, Inc.(a)	24,464	84,645
Olympic Steel, Inc.	817	29,314
Perpetua Resources Corp.(a)	3,812	38,978
Piedmont Lithium, Inc.(a)(b)	1,277	16,729
Radius Recycling, Inc., Class A	2,213	35,828
Ramaco Resources, Inc., Class A	2,784	28,258
Ramaco Resources, Inc., Class B	367	3,751
Reliance, Inc.	5,544	1,587,469
Royal Gold, Inc.	6,307	921,200
Ryerson Holding Corp.	2,661	57,983
SSR Mining, Inc.	19,133	118,051
SunCoke Energy, Inc.	7,267	74,923
Tredegar Corp.(a)	2,462	19,080
U.S. Steel Corp.	21,655	841,297
Universal Stainless & Alloy Products, Inc.(a)	823	35,982
Warrior Met Coal, Inc.	5,042	318,301
Worthington Steel, Inc.	2,988	114,261
		10,079,812
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Advanced Flower Capital, Inc.	1,189	11,593
AG Mortgage Investment Trust, Inc.	3,277	23,889
AGNC Investment Corp.	72,141	671,633
Angel Oak Mortgage REIT, Inc.	934	8,425
Annaly Capital Management, Inc.	48,821	928,087
Apollo Commercial Real Estate Finance, Inc.	13,097	116,432
Arbor Realty Trust, Inc.(b)	15,209	224,181
Ares Commercial Real Estate Corp., Class C	4,447	28,238
ARMOUR Residential REIT, Inc.	4,049	75,919
Blackstone Mortgage Trust, Inc., Class A	17,050	310,480
BrightSpire Capital, Inc., Class A	10,998	66,868
Chicago Atlantic Real Estate Finance, Inc.	2,048	30,966
Chimera Investment Corp.	8,027	121,208
Claros Mortgage Trust, Inc.	7,823	49,207
Dynex Capital, Inc.	6,739	82,283
Ellington Financial, Inc.	8,135	98,352
Franklin BSP Realty Trust, Inc.	6,896	89,717
Granite Point Mortgage Trust, Inc.	3,724	11,098
Invesco Mortgage Capital, Inc.	3,464	27,954
KKR Real Estate Finance Trust, Inc.	6,485	75,161
Ladder Capital Corp., Class A	12,478	142,374
MFA Financial, Inc.	10,431	128,197
New York Mortgage Trust, Inc.	7,546	43,540
Nexpoint Real Estate Finance, Inc.	971	14,691
Orchid Island Capital, Inc.	5,896	44,633
PennyMac Mortgage Investment Trust	8,437	113,731
Ready Capital Corp.	17,173	117,635
Redwood Trust, Inc.	13,080	95,746
Rithm Capital Corp.	50,907	539,105
Seven Hills Realty Trust	1,421	17,933
Starwood Property Trust, Inc.	31,593	623,646
Sunrise Realty Trust, Inc.	396	5,433
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc.	6,458	$ 56,895
Two Harbors Investment Corp.	9,426	108,399
		5,103,649
Multi-Utilities — 0.4%
Avista Corp.	7,529	282,187
Black Hills Corp.	6,598	390,536
NiSource, Inc.	44,076	1,549,712
Northwestern Energy Group, Inc.	6,103	326,266
Unitil Corp.	1,373	79,483
		2,628,184
Office REITs — 0.8%
Brandywine Realty Trust	15,393	78,043
BXP, Inc.	15,425	1,242,638
City Office REIT, Inc.	3,573	18,294
COPT Defense Properties	10,742	345,892
Cousins Properties, Inc.	14,763	452,191
Douglas Emmett, Inc.	13,755	244,702
Easterly Government Properties, Inc.	9,074	123,044
Equity Commonwealth(a)	9,705	192,062
Franklin Street Properties Corp.	10,872	19,243
Highwoods Properties, Inc.	10,335	346,636
Hudson Pacific Properties, Inc.	12,119	52,354
JBG SMITH Properties	8,347	141,899
Kilroy Realty Corp.	11,379	457,663
NET Lease Office Properties	1,419	42,627
Orion Office REIT, Inc.	4,549	16,968
Paramount Group, Inc.	16,731	81,145
Peakstone Realty Trust, Class E	3,681	48,295
Piedmont Office Realty Trust, Inc., Class A	12,662	125,860
Postal Realty Trust, Inc., Class A	1,528	22,232
SL Green Realty Corp.	6,282	474,982
Vornado Realty Trust	16,840	697,344
		5,224,114
Oil, Gas & Consumable Fuels — 3.6%
Aemetis, Inc.(a)	6,766	18,065
Amplify Energy Corp.(a)	3,118	20,641
Antero Midstream Corp.	32,664	469,382
Antero Resources Corp.(a)	27,991	724,407
APA Corp.	35,428	836,101
Ardmore Shipping Corp.	3,942	55,622
Berry Corp.	6,916	34,718
California Resources Corp.	6,584	342,170
Centrus Energy Corp., Class A(a)	1,502	155,923
Chesapeake Energy Corp.	21,656	1,834,696
Chord Energy Corp.	5,945	743,719
Civitas Resources, Inc.	9,884	482,240
Clean Energy Fuels Corp.(a)	14,230	40,271
CNX Resources Corp.(a)	14,049	478,087
Comstock Resources, Inc.	9,927	114,756
CONSOL Energy, Inc.	2,808	311,463
Crescent Energy Co., Class A	15,905	197,699
CVR Energy, Inc.	3,362	53,456
Delek U.S. Holdings, Inc.	5,720	89,632
DHT Holdings, Inc.	12,045	124,304
Diversified Energy Co. PLC	4,440	53,280
Dorian LPG Ltd.	3,340	96,359
DT Midstream, Inc.(a)	9,335	841,550
Empire Petroleum Corp.(a)(b)	1,330	6,888
Encore Energy Corp.(a)	16,124	63,045
Energy Fuels, Inc./Canada(a)(b)	17,962	108,131
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	57,191	$ 2,089,759
Evolution Petroleum Corp.	2,595	13,364
Excelerate Energy, Inc., Class A	1,901	45,396
FLEX LNG Ltd.(a)	2,999	73,476
FutureFuel Corp.	3,064	18,507
Golar LNG Ltd.	9,242	335,115
Granite Ridge Resources, Inc.	4,976	29,508
Green Plains, Inc.(a)(b)	5,399	66,030
Gulfport Energy Corp.(a)	1,318	182,464
Hallador Energy Co.(a)	1,901	18,877
HF Sinclair Corp.	15,514	598,996
HighPeak Energy, Inc.(b)	1,722	22,042
International Seaways, Inc.	3,743	162,970
Kinetik Holdings, Inc., Class A	3,437	167,279
Kosmos Energy Ltd.(a)	44,671	167,963
Magnolia Oil & Gas Corp., Class A	16,481	416,640
Matador Resources Co.	11,364	592,178
Murphy Oil Corp.	13,684	430,772
NACCO Industries, Inc., Class A	484	15,154
New Fortress Energy, Inc., Class A(b)	7,222	60,737
NextDecade Corp.(a)(b)	10,760	62,838
Nordic American Tankers Ltd.	17,332	56,676
Northern Oil & Gas, Inc.	9,275	336,219
Ovintiv, Inc.	25,880	1,014,496
Par Pacific Holdings, Inc.(a)	5,578	86,180
PBF Energy, Inc., Class A	10,332	294,669
Peabody Energy Corp.	12,122	318,445
Permian Resources Corp., Class A	63,939	871,489
PrimeEnergy Resources Corp.(a)	24	3,959
Range Resources Corp.	22,915	688,137
REX American Resources Corp.(a)	1,619	72,418
Riley Exploration Permian, Inc.	901	24,066
Ring Energy, Inc.(a)	17,969	26,594
Sable Offshore Corp.(a)	4,998	111,755
SandRidge Energy, Inc.	3,317	36,786
Scorpio Tankers, Inc.	4,600	268,042
SFL Corp. Ltd.	10,856	115,182
Sitio Royalties Corp., Class A	7,665	170,853
SM Energy Co.	10,874	456,382
Talos Energy, Inc.(a)	14,142	144,531
Teekay Corp. Ltd.(a)(b)	5,790	48,462
Teekay Tankers Ltd., Class A	2,317	110,475
Texas Pacific Land Corp.	1,816	2,117,456
Uranium Energy Corp.(a)(b)	37,925	281,404
Ur-Energy, Inc.(a)	24,324	30,891
VAALCO Energy, Inc.	9,062	48,391
Viper Energy, Inc., Class A	9,962	517,028
Vital Energy, Inc.(a)(b)	2,735	74,583
Vitesse Energy, Inc.	2,085	51,854
W&T Offshore, Inc.	9,251	19,705
World Kinect Corp.	5,355	140,033
		22,403,831
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	1,527	38,465
Louisiana-Pacific Corp.	6,299	622,971
Sylvamo Corp.	3,355	285,242
		946,678
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	11,890	569,650
Allegiant Travel Co.	1,520	98,815
American Airlines Group, Inc.(a)(b)	63,567	851,798
Blade Air Mobility, Inc., Class A(a)	4,942	17,766
Security	Shares	Value
Passenger Airlines (continued)
Frontier Group Holdings, Inc.(a)(b)	3,328	$ 20,234
JetBlue Airways Corp.(a)	31,635	180,320
Joby Aviation, Inc., Class A(a)(b)	38,045	182,616
SkyWest, Inc.(a)	3,891	370,423
Spirit Airlines, Inc.(b)	11,508	27,619
Sun Country Airlines Holdings, Inc.(a)	3,548	49,849
Wheels Up Experience, Inc., Class A(a)(b)	9,489	19,358
		2,388,448
Personal Care Products — 0.4%
Beauty Health Co., Class A(a)	7,546	12,187
BellRing Brands, Inc.(a)	12,605	829,787
Coty, Inc., Class A(a)	37,417	278,382
Edgewell Personal Care Co.	4,694	164,055
elf Beauty, Inc.(a)(b)	5,282	555,930
Herbalife Ltd.(a)(b)	10,108	76,315
Honest Co., Inc.(a)	7,657	28,484
Interparfums, Inc.	1,658	200,734
Medifast, Inc.	907	16,671
Nature’s Sunshine Products, Inc.(a)	822	10,407
Nu Skin Enterprises, Inc., Class A	4,256	26,345
Olaplex Holdings, Inc.(a)	11,336	20,178
USANA Health Sciences, Inc.(a)	1,062	39,230
Veru, Inc.(a)	20,660	15,605
Waldencast PLC, Class A(a)(b)	4,217	14,549
		2,288,859
Pharmaceuticals — 1.4%
Alto Neuroscience, Inc.(a)	1,776	6,909
Alumis, Inc.(a)	1,687	19,097
Amneal Pharmaceuticals, Inc., Class A(a)	15,317	129,735
Amphastar Pharmaceuticals, Inc.(a)(b)	3,798	191,913
ANI Pharmaceuticals, Inc.(a)	1,716	98,232
Aquestive Therapeutics, Inc.(a)(b)	7,123	39,105
Arvinas, Inc.(a)	6,099	161,197
Atea Pharmaceuticals, Inc.(a)(b)	6,727	21,795
Avadel Pharmaceuticals PLC(a)	8,725	134,976
Axsome Therapeutics, Inc.(a)	3,453	307,421
Biote Corp., Class A(a)	2,285	11,654
Cassava Sciences, Inc.(a)(b)	4,268	110,136
Catalent, Inc.(a)	17,532	1,027,375
Collegium Pharmaceutical, Inc.(a)(b)	3,356	114,574
Contineum Therapeutics, Inc., Class A(a)	824	13,810
Corcept Therapeutics, Inc.(a)	7,873	385,541
CorMedix, Inc.(a)(b)	6,388	64,231
Edgewise Therapeutics, Inc.(a)	6,880	230,962
Elanco Animal Health, Inc.(a)	46,551	588,405
Enliven Therapeutics, Inc.(a)(b)	3,362	93,632
Esperion Therapeutics, Inc.(a)(b)	17,618	35,941
Evolus, Inc.(a)	5,182	84,570
EyePoint Pharmaceuticals, Inc.(a)(b)	5,326	62,634
Fulcrum Therapeutics, Inc.(a)(b)	6,071	19,184
Harmony Biosciences Holdings, Inc.(a)(b)	2,905	93,338
Harrow, Inc.(a)	2,958	133,287
Innoviva, Inc.(a)(b)	5,483	107,247
Intra-Cellular Therapies, Inc.(a)	9,996	847,161
Jazz Pharmaceuticals PLC(a)	5,916	650,937
Ligand Pharmaceuticals, Inc.(a)	1,688	178,422
Liquidia Corp.(a)	6,102	66,207
Longboard Pharmaceuticals, Inc.(a)	3,031	181,011
MediWound Ltd.(a)	1,124	20,344
Mind Medicine MindMed, Inc.(a)	7,041	44,358
Nektar Therapeutics(a)	16,930	20,147
Neumora Therapeutics, Inc.(a)(b)	7,981	91,382

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Nuvation Bio, Inc., Class A(a)	19,180	$ 42,388
Ocular Therapeutix, Inc.(a)(b)	14,603	153,770
Omeros Corp.(a)(b)	5,484	22,155
Organon & Co.	25,456	478,064
Pacira BioSciences, Inc.(a)(b)	4,015	66,649
Perrigo Co. PLC	13,164	337,393
Phathom Pharmaceuticals, Inc.(a)(b)	3,694	63,352
Phibro Animal Health Corp., Class A	1,994	46,101
Pliant Therapeutics, Inc.(a)(b)	4,820	67,817
Prestige Consumer Healthcare, Inc.(a)	4,740	349,575
Rapport Therapeutics, Inc.(a)	942	23,107
Revance Therapeutics, Inc.(a)	10,828	63,885
Scilex Holding Co.01/06/23	4,783	4,476
scPharmaceuticals, Inc.(a)	2,577	10,695
SIGA Technologies, Inc.	4,478	32,331
Supernus Pharmaceuticals, Inc.(a)(b)	4,654	158,562
Tarsus Pharmaceuticals, Inc.(a)(b)	3,450	153,491
Terns Pharmaceuticals, Inc.(a)	6,121	41,990
Theravance Biopharma, Inc.(a)	4,107	33,842
Third Harmonic Bio, Inc.(a)	1,922	26,504
Trevi Therapeutics, Inc.(a)	5,359	15,782
Ventyx Biosciences, Inc.(a)(b)	4,644	10,031
Verrica Pharmaceuticals, Inc.(a)	2,416	3,382
WaVe Life Sciences Ltd.(a)	6,520	89,389
Xeris Biopharma Holdings, Inc.(a)(b)	13,971	44,987
Zevra Therapeutics, Inc.(a)	3,233	26,349
		8,752,937
Professional Services — 2.3%
Alight, Inc., Class A(a)(b)	44,574	308,898
Asure Software, Inc.(a)	2,252	22,340
Barrett Business Services, Inc.	2,256	81,645
BlackSky Technology, Inc., Class A(a)(b)	1,518	9,594
CACI International, Inc., Class A(a)	2,152	1,189,109
CBIZ, Inc.(a)	4,546	313,356
Clarivate PLC(a)(b)	39,005	257,433
Concentrix Corp.	4,532	192,655
Conduent, Inc.(a)	16,572	59,659
CRA International, Inc.	643	117,116
CSG Systems International, Inc.	3,004	140,016
Dayforce, Inc.(a)(b)	14,692	1,042,397
Dun & Bradstreet Holdings, Inc.	29,322	348,639
ExlService Holdings, Inc.(a)	14,709	612,924
Exponent, Inc.	4,846	457,365
First Advantage Corp.(a)	5,215	94,496
FiscalNote Holdings, Inc., Class A(a)	6,358	5,786
Forrester Research, Inc.(a)	977	14,333
Franklin Covey Co.(a)	1,083	43,114
FTI Consulting, Inc.(a)	3,403	663,857
Genpact Ltd.	16,845	642,974
Heidrick & Struggles International, Inc.	2,177	85,034
HireQuest, Inc.	514	6,841
Huron Consulting Group, Inc.(a)	1,593	184,358
IBEX Holdings Ltd.(a)	872	15,661
ICF International, Inc.	1,813	305,654
Innodata, Inc.(a)	3,242	65,197
Insperity, Inc.	3,433	270,417
KBR, Inc.	12,924	866,037
Kelly Services, Inc., Class A	2,917	58,311
Kforce, Inc.	1,615	93,331
Korn Ferry	4,998	353,109
Legalzoom.com, Inc.(a)	15,055	108,095
Security	Shares	Value
Professional Services (continued)
ManpowerGroup, Inc.	4,661	$ 292,944
Maximus, Inc.	5,738	495,993
Mistras Group, Inc.(a)	1,891	15,979
NV5 Global, Inc.(a)	5,412	123,664
Parsons Corp.(a)(b)	4,355	471,037
Paycor HCM, Inc.(a)	7,291	110,021
Paylocity Holding Corp.(a)(b)	4,257	785,715
Planet Labs PBC, Class A(a)	25,501	56,357
Resources Connection, Inc.	2,762	22,234
Robert Half, Inc.	9,912	675,106
Science Applications International Corp.	4,983	718,997
Spire Global, Inc., Class A(a)(b)	2,129	21,077
Sterling Check Corp.(a)	3,088	51,693
TriNet Group, Inc.	3,084	261,801
TrueBlue, Inc.(a)	2,952	22,110
TTEC Holdings, Inc.	1,571	8,169
Upwork, Inc.(a)	11,706	158,733
Verra Mobility Corp., Class A(a)	16,216	421,130
Willdan Group, Inc.(a)	1,462	69,167
WNS Holdings Ltd.(a)	4,388	210,580
		14,022,258
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(a)	667	9,345
Anywhere Real Estate, Inc.(a)	9,173	35,408
Compass, Inc., Class A(a)	37,714	239,484
Cushman & Wakefield PLC(a)(b)	13,512	183,087
eXp World Holdings, Inc.	8,152	108,585
Forestar Group, Inc.(a)	1,988	62,761
FRP Holdings, Inc.(a)	1,340	38,860
Howard Hughes Holdings, Inc.(a)	3,041	231,238
Jones Lang LaSalle, Inc.(a)	4,600	1,246,416
Kennedy-Wilson Holdings, Inc.	11,797	126,110
Marcus & Millichap, Inc.	2,137	80,864
Maui Land & Pineapple Co., Inc.(a)	1,116	24,541
Newmark Group, Inc., Class A	12,698	190,343
Opendoor Technologies, Inc.(a)(b)	61,341	107,347
RE/MAX Holdings, Inc., Class A(a)	1,639	20,061
Real Brokerage, Inc.(a)	9,056	49,446
Redfin Corp.(a)	11,073	114,827
RMR Group, Inc., Class A	1,457	35,070
Seaport Entertainment Group, Inc.(a)	764	20,742
St. Joe Co.	3,484	180,123
Star Holdings(a)	1,012	12,893
Stratus Properties, Inc.(a)	583	12,995
Tejon Ranch Co.(a)	2,103	33,459
Zillow Group, Inc., Class A(a)	5,032	292,107
Zillow Group, Inc., Class C(a)	14,927	896,963
		4,353,075
Residential REITs — 0.8%
American Homes 4 Rent, Class A	32,778	1,155,097
Apartment Investment and Management Co., Class A(a)	13,917	117,459
BRT Apartments Corp.	862	13,990
Camden Property Trust	10,074	1,166,468
Centerspace	1,383	96,340
Clipper Realty, Inc.	722	4,751
Elme Communities	7,926	133,712
Equity LifeStyle Properties, Inc.	17,829	1,250,169
Independence Realty Trust, Inc.	22,024	432,111
NexPoint Residential Trust, Inc.	1,864	77,636
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
UMH Properties, Inc.	5,924	$ 110,483
Veris Residential, Inc.	7,637	125,781
		4,683,997
Retail REITs — 1.5%
Acadia Realty Trust	10,045	246,002
Agree Realty Corp.	9,576	711,018
Alexander’s, Inc.	187	42,455
Brixmor Property Group, Inc.	29,458	793,893
CBL & Associates Properties, Inc.	2,342	61,946
Curbline Properties Corp.(a)	9,324	211,002
Federal Realty Investment Trust	8,088	896,474
Getty Realty Corp.	4,863	152,650
InvenTrust Properties Corp.	6,354	187,125
Kimco Realty Corp.	64,798	1,537,009
Kite Realty Group Trust	20,635	529,700
Macerich Co.	21,004	392,775
NETSTREIT Corp.	6,640	102,920
NNN REIT, Inc.	17,750	771,060
Phillips Edison & Co., Inc.	11,329	428,349
Regency Centers Corp.	17,930	1,280,919
Retail Opportunity Investments Corp.	11,754	182,187
Saul Centers, Inc.	822	32,173
SITE Centers Corp.	4,662	74,359
Tanger, Inc.	10,243	340,375
Urban Edge Properties	11,901	264,678
Whitestone REIT	5,182	71,408
		9,310,477
Semiconductors & Semiconductor Equipment — 1.8%
ACM Research, Inc., Class A(a)	4,644	87,284
Aehr Test Systems(a)(b)	3,313	46,647
Allegro MicroSystems, Inc.(a)(b)	11,541	240,514
Alpha & Omega Semiconductor Ltd.(a)	2,314	76,455
Ambarella, Inc.(a)	3,542	199,025
Amkor Technology, Inc.	10,723	272,900
Astera Labs, Inc.(a)(b)	2,071	145,301
Axcelis Technologies, Inc.(a)	3,064	261,390
CEVA, Inc.(a)(b)	2,657	62,001
Cirrus Logic, Inc.(a)	5,198	570,844
Cohu, Inc.(a)(b)	3,963	98,758
Credo Technology Group Holding Ltd.(a)	12,559	473,474
Diodes, Inc.(a)	4,295	251,172
Everspin Technologies, Inc.(a)	2,797	17,285
FormFactor, Inc.(a)	7,295	277,064
Ichor Holdings Ltd.(a)	3,102	84,561
Impinj, Inc.(a)	2,226	422,918
indie Semiconductor, Inc., Class A(a)(b)	15,421	51,044
Kulicke & Soffa Industries, Inc.	5,332	239,194
Lattice Semiconductor Corp.(a)	13,207	669,067
MACOM Technology Solutions Holdings, Inc., Class H(a)	5,392	606,061
MaxLinear, Inc.(a)	8,401	108,961
MKS Instruments, Inc.	6,508	646,440
Navitas Semiconductor Corp.(a)(b)	13,443	33,204
NVE Corp.	444	33,464
Onto Innovation, Inc.(a)	4,754	942,861
PDF Solutions, Inc.(a)	3,012	85,300
Penguin Solutions, Inc.(a)	5,571	83,844
Photronics, Inc.(a)	5,749	131,077
Power Integrations, Inc.	5,198	314,115
Qorvo, Inc.(a)	9,221	657,088
QuickLogic Corp.(a)(b)	1,597	11,850
Rambus, Inc.(a)	10,637	508,661
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Rigetti Computing, Inc.(a)(b)	18,308	$ 24,167
Semtech Corp.(a)	6,426	283,965
Silicon Laboratories, Inc.(a)	3,117	323,732
SiTime Corp.(a)(b)	1,745	294,922
SkyWater Technology, Inc.(a)	2,656	26,055
Synaptics, Inc.(a)	3,812	261,770
Ultra Clean Holdings, Inc.(a)	4,173	139,587
Universal Display Corp.	4,473	806,571
Veeco Instruments, Inc.(a)	5,159	148,476
Wolfspeed, Inc.(a)(b)	11,917	158,615
		11,177,684
Software — 5.5%
8x8, Inc.(a)(b)	10,183	22,708
A10 Networks, Inc.	6,638	97,247
ACI Worldwide, Inc.(a)	10,343	508,876
Adeia, Inc.	10,284	127,830
Agilysys, Inc.(a)(b)	2,237	223,789
Alarm.com Holdings, Inc.(a)	4,670	249,051
Alkami Technology, Inc.(a)	4,358	159,546
Altair Engineering, Inc., Class A(a)(b)	5,553	577,456
Amplitude, Inc., Class A(a)	7,424	66,742
Appfolio, Inc., Class A(a)	2,148	446,505
Appian Corp., Class A(a)	3,684	131,703
Arteris, Inc.(a)	2,643	17,999
Asana, Inc., Class A(a)	7,477	89,275
Aspen Technology, Inc.(a)	2,636	618,748
Aurora Innovation, Inc., Class A(a)(b)	90,451	469,893
AvePoint, Inc., Class A(a)(b)	11,726	142,354
Bentley Systems, Inc., Class B	13,697	661,017
Bill Holdings, Inc.(a)	9,793	571,519
Bit Digital, Inc.(a)(b)	11,824	45,049
Blackbaud, Inc.(a)	3,975	300,152
Blackline, Inc.(a)	5,551	307,359
Blend Labs, Inc., Class A(a)(b)	22,027	79,958
Box, Inc., Class A(a)	13,452	427,236
Braze, Inc., Class A(a)	6,549	206,032
C3.ai, Inc., Class A(a)(b)	8,169	201,202
CCC Intelligent Solutions Holdings, Inc.(a)	44,313	461,298
Cerence, Inc.(a)(b)	4,156	12,655
Cipher Mining, Inc.(a)	16,179	79,762
Cleanspark, Inc.(a)(b)	22,783	241,728
Clear Secure, Inc., Class A	8,456	311,012
Clearwater Analytics Holdings, Inc., Class A(a)	14,336	374,313
CommVault Systems, Inc.(a)	4,230	660,684
Confluent, Inc., Class A(a)	23,807	623,029
Consensus Cloud Solutions, Inc.(a)	2,196	48,707
CS Disco, Inc.(a)	1,938	11,395
Daily Journal Corp.(a)	101	48,985
Dave, Inc., Class A(a)(b)	733	28,264
Digimarc Corp.(a)	1,833	56,786
Digital Turbine, Inc.(a)	7,798	24,954
Dolby Laboratories, Inc., Class A	5,806	423,257
Domo, Inc., Class B(a)	2,863	22,761
DoubleVerify Holdings, Inc.(a)	13,816	235,563
Dropbox, Inc., Class A(a)	23,614	610,422
D-Wave Quantum, Inc.(a)	15,061	15,965
Dynatrace, Inc.(a)	28,660	1,541,908
E2open Parent Holdings, Inc., Class A(a)	17,484	51,228
eGain Corp.(a)	1,349	6,637
Elastic NV(a)	7,931	636,304
Enfusion, Inc., Class A(a)	5,445	48,515
Envestnet, Inc.(a)	4,233	265,748

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
EverCommerce, Inc.(a)	2,329	$ 24,501
Five9, Inc.(a)	7,008	206,946
Freshworks, Inc., Class A(a)	19,174	224,336
Gen Digital, Inc.	53,916	1,569,495
Gitlab, Inc., Class A(a)	11,573	622,049
Guidewire Software, Inc.(a)	7,872	1,466,239
HashiCorp, Inc., Class A(a)	13,612	460,902
Hut 8 Corp.(a)(b)	7,605	120,083
iLearningEngines Holdings, Inc.(a)(b)	2,663	3,995
Informatica, Inc., Class A(a)(b)	6,091	166,284
Instructure Holdings, Inc.(a)	2,217	52,188
Intapp, Inc.(a)	3,612	181,214
InterDigital, Inc.	2,516	378,507
Jamf Holding Corp.(a)(b)	7,720	128,461
Kaltura, Inc.(a)	8,322	10,569
Life360, Inc.(a)	772	33,096
LiveRamp Holdings, Inc.(a)	5,965	149,304
Logility Supply Chain Solutions, Inc., Class A	2,858	30,152
Manhattan Associates, Inc.(a)	5,926	1,560,671
MARA Holdings, Inc.(a)(b)	26,739	448,413
Matterport, Inc., Class A(a)	24,608	112,212
Meridianlink, Inc.(a)	2,528	55,515
Mitek Systems, Inc.(a)(b)	5,057	43,440
N-able, Inc.(a)	7,178	87,787
nCino, Inc.(a)	7,830	292,059
NCR Voyix Corp.(a)	14,074	180,288
NextNav, Inc.(a)(b)	7,755	90,113
Nutanix, Inc., Class A(a)	23,611	1,466,243
Olo, Inc., Class A(a)	9,917	49,684
ON24, Inc.(a)	1,990	12,039
OneSpan, Inc.(a)	3,402	56,745
Ooma, Inc.(a)(b)	1,841	22,018
Pagaya Technologies Ltd., Class A(a)	5,271	60,722
PagerDuty, Inc.(a)(b)	9,331	168,518
Pegasystems, Inc.	4,217	334,998
Porch Group, Inc.(a)(b)	11,810	25,628
Prairie Operating Co.(a)	1,508	12,592
Procore Technologies, Inc.(a)	10,256	673,306
Progress Software Corp.(b)	4,134	264,948
PROS Holdings, Inc.(a)	4,244	84,031
Q2 Holdings, Inc.(a)	5,591	473,334
Qualys, Inc.(a)	3,498	417,102
Rapid7, Inc.(a)	5,845	236,255
Red Violet, Inc.(a)(b)	922	27,734
Rekor Systems, Inc.(a)(b)	13,800	14,490
ReposiTrak, Inc.(b)	1,118	21,521
Rimini Street, Inc.(a)	5,015	8,877
RingCentral, Inc., Class A(a)	7,808	281,166
Riot Platforms, Inc.(a)(b)	28,121	259,838
Sapiens International Corp. NV	3,293	121,446
SEMrush Holdings, Inc., Class A(a)	3,194	41,873
SentinelOne, Inc., Class A(a)	27,133	699,760
Silvaco Group, Inc.(a)	1,222	7,638
Smartsheet, Inc., Class A(a)	12,728	718,114
SolarWinds Corp.	5,929	77,551
SoundHound AI, Inc., Class A(a)(b)	30,656	154,200
SoundThinking, Inc.(a)	960	10,166
Sprinklr, Inc., Class A(a)	12,413	92,229
Sprout Social, Inc., Class A(a)	4,969	131,629
SPS Commerce, Inc.(a)	3,639	600,435
Telos Corp.(a)	5,484	19,249
Tenable Holdings, Inc.(a)	11,071	438,522
Security	Shares	Value
Software (continued)
Teradata Corp.(a)	9,592	$ 309,150
Terawulf, Inc.(a)(b)	21,827	142,312
UiPath, Inc., Class A(a)	43,682	539,910
Unity Software, Inc.(a)(b)	29,072	583,766
Varonis Systems, Inc.(a)(b)	10,405	524,100
Verint Systems, Inc.(a)	6,033	128,503
Vertex, Inc., Class A(a)	5,103	211,826
Viant Technology, Inc., Class A(a)	1,312	15,311
Weave Communications, Inc.(a)	3,690	51,734
WM Technology, Inc., Class A(a)	16,413	12,722
Workiva, Inc., Class A(a)	4,821	384,523
Xperi, Inc.(a)	3,506	32,010
Yext, Inc.(a)	9,760	70,662
Zeta Global Holdings Corp., Class A(a)	17,304	478,975
Zuora, Inc., Class A(a)	14,310	141,669
		34,001,719
Specialized REITs — 0.9%
CubeSmart	21,830	1,044,347
EPR Properties	7,435	337,326
Farmland Partners, Inc.	4,527	53,011
Four Corners Property Trust, Inc.	9,148	252,119
Gaming & Leisure Properties, Inc.	25,760	1,292,894
Gladstone Land Corp.	3,048	39,716
Lamar Advertising Co., Class A	8,404	1,109,328
National Storage Affiliates Trust	6,890	290,414
Outfront Media, Inc.	14,590	259,118
PotlatchDeltic Corp.	7,684	319,424
Rayonier, Inc.	14,049	438,750
Safehold, Inc.	5,322	113,252
Uniti Group, Inc.	22,214	112,625
		5,662,324
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(a)	2,137	17,780
Abercrombie & Fitch Co., Class A(a)	4,844	638,391
Academy Sports & Outdoors, Inc.	6,980	355,003
Advance Auto Parts, Inc.	5,720	204,147
American Eagle Outfitters, Inc.	17,506	342,943
America’s Car-Mart, Inc.(a)	542	21,160
Arhaus, Inc., Class A	4,811	40,797
Arko Corp., Class A	8,099	53,858
Asbury Automotive Group, Inc.(a)(b)	1,907	434,491
AutoNation, Inc.(a)	2,462	382,767
BARK, Inc.(a)	11,542	16,736
Bath & Body Works, Inc.	21,893	621,323
Beyond, Inc.(a)	4,251	27,249
Boot Barn Holdings, Inc.(a)	2,851	355,092
Buckle, Inc.	2,984	126,999
Build-A-Bear Workshop, Inc.	1,166	44,413
Caleres, Inc.	3,360	100,296
Camping World Holdings, Inc., Class A	4,530	90,872
Carvana Co., Class A(a)	10,491	2,594,529
Citi Trends, Inc.(a)(b)	847	16,000
Designer Brands, Inc., Class A	3,750	19,537
Destination XL Group, Inc.(a)(b)	5,308	14,199
Dick’s Sporting Goods, Inc.	5,466	1,069,969
EVgo, Inc., Class A(a)	10,220	80,125
Five Below, Inc.(a)	5,156	488,737
Floor & Decor Holdings, Inc., Class A(a)(b)	10,185	1,049,564
Foot Locker, Inc.	8,090	187,607
GameStop Corp., Class A(a)	35,731	792,514
Gap, Inc.	19,015	394,942
Genesco, Inc.(a)(b)	1,083	27,746
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Group 1 Automotive, Inc.	1,245	$ 453,578
GrowGeneration Corp.(a)	4,901	10,072
Haverty Furniture Cos., Inc.	1,242	27,510
J Jill, Inc.	999	23,886
Lands’ End, Inc.(a)	1,371	21,580
Leslie’s, Inc.(a)	16,733	45,012
Lithia Motors, Inc., Class A	2,628	873,468
MarineMax, Inc.(a)	1,821	53,046
Monro, Inc.	2,581	70,745
Murphy USA, Inc.	1,786	872,372
National Vision Holdings, Inc.(a)	7,364	76,586
ODP Corp.(a)	3,428	106,371
OneWater Marine, Inc., Class A(a)(b)	945	20,573
Penske Automotive Group, Inc.	1,788	269,219
Petco Health & Wellness Co., Inc.(a)	7,307	31,201
RealReal, Inc.(a)(b)	9,324	27,040
Revolve Group, Inc.(a)(b)	3,606	89,501
RH(a)	1,437	457,038
RumbleON, Inc., Class B(a)	3,825	19,278
Sally Beauty Holdings, Inc.(a)(b)	10,511	136,643
Shoe Carnival, Inc.	1,550	53,118
Signet Jewelers Ltd.	4,180	383,222
Sleep Number Corp.(a)(b)	2,552	34,962
Sonic Automotive, Inc., Class A	1,248	70,799
Stitch Fix, Inc., Class A(a)	7,148	22,552
ThredUp, Inc., Class A(a)(b)	5,918	3,648
Tile Shop Holdings, Inc.(a)	1,889	12,486
Tilly’s, Inc., Class A(a)	1,735	6,975
Torrid Holdings, Inc.(a)	1,152	4,182
Upbound Group, Inc.	5,223	152,721
Urban Outfitters, Inc.(a)	6,142	220,805
Valvoline, Inc.(a)	12,644	509,300
Victoria’s Secret & Co.(a)	7,845	237,390
Warby Parker, Inc., Class A(a)	8,255	139,757
Wayfair, Inc., Class A(a)(b)	9,074	388,639
Winmark Corp.	273	101,799
Zumiez, Inc.(a)(b)	1,465	30,179
		16,667,039
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure, Inc., Class A	3,400	51,374
Corsair Gaming, Inc.(a)(b)	5,263	33,762
CPI Card Group, Inc.(a)	570	12,255
Diebold Nixdorf, Inc.(a)	2,478	114,682
Eastman Kodak Co.(a)(b)	5,301	25,021
Immersion Corp.	4,420	37,260
IonQ, Inc.(a)(b)	18,757	281,918
Pure Storage, Inc., Class A(a)	29,874	1,495,194
Turtle Beach Corp.(a)	1,439	22,981
Xerox Holdings Corp.	10,845	88,603
		2,163,050
Textiles, Apparel & Luxury Goods — 1.2%
Amer Sports, Inc.(a)	11,342	202,455
Birkenstock Holding PLC(a)(b)	3,729	171,534
Capri Holdings Ltd.(a)	11,028	217,693
Carter’s, Inc.	3,596	196,701
Columbia Sportswear Co.	3,155	253,883
Crocs, Inc.(a)	5,747	619,642
Figs, Inc., Class A(a)(b)	14,056	87,850
G-III Apparel Group Ltd.(a)(b)	4,011	121,453
Hanesbrands, Inc.(a)	32,992	229,294
Kontoor Brands, Inc.	5,398	462,231
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Movado Group, Inc.	1,443	$ 26,652
Oxford Industries, Inc.	1,420	103,120
PVH Corp.	5,481	539,659
Ralph Lauren Corp., Class A	3,881	768,166
Rocky Brands, Inc.	519	10,556
Skechers USA, Inc., Class A(a)	13,021	800,271
Steven Madden Ltd.	6,746	303,368
Superior Group of Cos., Inc.	1,290	19,028
Tapestry, Inc.	22,152	1,051,112
Under Armour, Inc., Class A(a)	18,086	154,635
Under Armour, Inc., Class C(a)	19,804	156,452
Vera Bradley, Inc.(a)	2,876	14,409
VF Corp.	34,438	713,211
Wolverine World Wide, Inc.	8,008	123,243
		7,346,618
Tobacco — 0.0%
Ispire Technology, Inc.(a)	1,708	9,582
Turning Point Brands, Inc.	1,502	70,939
Universal Corp.	2,338	119,051
		199,572
Trading Companies & Distributors — 1.8%
Air Lease Corp., Class A	10,032	444,919
Alta Equipment Group, Inc., Class A	4,586	29,809
Applied Industrial Technologies, Inc.	3,609	835,808
Beacon Roofing Supply, Inc.(a)	6,002	552,604
BlueLinx Holdings, Inc.(a)	726	79,468
Boise Cascade Co.	3,814	507,376
Core & Main, Inc., Class A(a)	18,826	833,615
Custom Truck One Source, Inc.(a)(b)	5,253	21,485
Distribution Solutions Group, Inc.(a)	1,168	44,968
DNOW, Inc.(a)	10,084	119,294
DXP Enterprises, Inc.(a)	1,267	62,184
EVI Industries, Inc.	632	12,564
FTAI Aviation Ltd.	9,810	1,318,856
GATX Corp.	3,485	480,094
Global Industrial Co.	1,096	29,077
GMS, Inc.(a)	3,883	349,043
H&E Equipment Services, Inc.	2,992	156,332
Herc Holdings, Inc.	2,758	576,808
Hudson Technologies, Inc.(a)	3,708	28,440
Karat Packaging, Inc.	819	21,867
McGrath RentCorp	2,364	268,787
MRC Global, Inc.(a)	7,630	93,544
MSC Industrial Direct Co., Inc., Class A	4,287	338,973
Rush Enterprises, Inc., Class A	5,914	334,614
Rush Enterprises, Inc., Class B	753	36,566
SiteOne Landscape Supply, Inc.(a)	4,344	607,031
Titan Machinery, Inc.(a)	1,739	23,868
Transcat, Inc.(a)	787	75,214
Watsco, Inc.	3,363	1,590,733
WESCO International, Inc.	4,212	808,578
Willis Lease Finance Corp.	327	59,295
Xometry, Inc., Class A(a)(b)	4,355	85,706
		10,827,520
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp., Class A(a)(b)	1,842	20,336
Water Utilities — 0.3%
American States Water Co.	3,494	288,115
Cadiz, Inc.(a)(b)	3,791	11,525
California Water Service Group	5,507	286,144
Consolidated Water Co. Ltd.	1,279	30,389

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities (continued)
Essential Utilities, Inc.	24,613	$ 950,062
Global Water Resources, Inc.	1,533	19,147
Middlesex Water Co.	1,444	88,358
Pure Cycle Corp.(a)	2,457	25,848
SJW Group	2,967	165,143
York Water Co.	1,248	43,892
		1,908,623
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	5,572	36,497
Spok Holdings, Inc.	1,706	26,562
Telephone and Data Systems, Inc.	9,261	275,515
		338,574
Total Common Stocks — 98.2% (Cost: $464,663,452)		608,682,091
Investment Companies
Financial Services(d) — 1.2%
iShares Russell 2000 ETF(b)	19,798	4,311,212
iShares Russell Mid-Cap ETF	37,202	3,262,615
		7,573,827
Total Investment Companies — 1.2% (Cost: $7,509,747)		7,573,827
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(c)	658	316
AstraZeneca, CVR	2,854	885
Chinook Therapeutics, CVR(c)	5,455	4,582
GTX, Inc., CVR(b)(c)	23	24
Inhibrx, Inc., CVR(c)	3,315	3,713
		9,520
Total Rights — 0.0% (Cost: $5,214)		9,520
Security	Shares	Value
Warrants
Health Care Equipment & Supplies(a)(b) — 0.0%
Pulse Biosciences, Inc., (Expires 06/26/29, Strike Price USD 11.00)	127	$ 408
Pulse Biosciences, Inc., (Expires 06/27/29)	127	408
		816
Total Warrants — 0.0% (Cost: $ — )		816
Total Long-Term Investments — 99.4% (Cost: $472,178,413)		616,266,254
Short-Term Securities
Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	49,752,488	49,787,315
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	3,763,525	3,763,525
Total Short-Term Securities — 8.7% (Cost: $53,530,562)		53,550,840
Total Investments — 108.1% (Cost: $525,708,975)		669,817,094
Liabilities in Excess of Other Assets — (8.1)%		(49,950,299)
Net Assets — 100.0%		$ 619,866,795

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 50,754,606	$ —	$ (982,752)(a)	$ 3,666	$ 11,795	$ 49,787,315	49,752,488	$ 94,377 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	625,861	3,137,664 (a)	—	—	—	3,763,525	3,763,525	31,191	—
iShares Russell 2000 ETF	4,593,607	17,626,733	(17,934,950)	472,451	(446,629)	4,311,212	19,798	9,505	—
iShares Russell Mid-Cap ETF	3,114,240	10,910,505	(10,895,905)	262,819	(129,044)	3,262,615	37,202	8,426	—
				$ 738,936	$ (563,878)	$ 61,124,667		$ 143,499	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	14	12/20/24	$ 1,546	$ (57)
S&P Mid 400 E-Mini Index	6	12/20/24	1,868	(2,854)
				$ (2,911)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 9,409,322	$ —	$ —	$ 9,409,322
Air Freight & Logistics	2,282,854	—	—	2,282,854
Automobile Components	5,051,406	—	—	5,051,406
Automobiles	2,048,504	—	—	2,048,504
Banks	38,500,082	—	—	38,500,082
Beverages	2,144,690	—	—	2,144,690
Biotechnology	32,509,341	—	—	32,509,341
Broadline Retail	2,107,017	—	—	2,107,017
Building Products	14,803,390	—	—	14,803,390
Capital Markets	19,249,953	—	—	19,249,953
Chemicals	11,875,903	—	—	11,875,903
Commercial Services & Supplies	7,940,410	—	—	7,940,410
Communications Equipment	5,542,492	—	—	5,542,492
Construction & Engineering	12,356,943	—	—	12,356,943
Construction Materials	2,122,340	—	—	2,122,340
Consumer Finance	5,627,272	—	—	5,627,272
Consumer Staples Distribution & Retail	8,853,046	—	—	8,853,046
Containers & Packaging	11,900,033	—	—	11,900,033
Distributors	1,442,803	—	—	1,442,803
Diversified Consumer Services	6,769,783	—	—	6,769,783
Diversified REITs	1,645,102	—	—	1,645,102
Diversified Telecommunication Services	3,603,461	—	—	3,603,461
Electric Utilities	6,160,648	—	—	6,160,648

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$ 7,792,251	$ —	$ —	$ 7,792,251
Electronic Equipment, Instruments & Components	14,254,969	—	—	14,254,969
Energy Equipment & Services	7,461,434	—	—	7,461,434
Entertainment	3,803,787	—	—	3,803,787
Financial Services	15,388,952	—	—	15,388,952
Food Products	5,676,026	—	—	5,676,026
Gas Utilities	3,490,301	—	—	3,490,301
Ground Transportation	7,272,414	—	—	7,272,414
Health Care Equipment & Supplies	12,851,783	—	—	12,851,783
Health Care Providers & Services	13,867,198	—	—	13,867,198
Health Care REITs	3,721,250	—	—	3,721,250
Health Care Technology	1,510,586	—	—	1,510,586
Hotel & Resort REITs	3,298,377	—	—	3,298,377
Hotels, Restaurants & Leisure	18,417,939	—	—	18,417,939
Household Durables	11,346,562	—	—	11,346,562
Household Products	1,151,941	—	—	1,151,941
Independent Power and Renewable Electricity Producers	1,236,055	—	—	1,236,055
Industrial Conglomerates	54,763	—	—	54,763
Industrial REITs	4,984,277	—	—	4,984,277
Insurance	21,333,248	—	—	21,333,248
Interactive Media & Services	3,430,520	—	—	3,430,520
IT Services	4,177,514	—	—	4,177,514
Leisure Products	3,878,963	—	—	3,878,963
Life Sciences Tools & Services	7,069,906	—	—	7,069,906
Machinery	25,816,997	—	—	25,816,997
Marine Transportation	1,475,460	—	—	1,475,460
Media	7,472,445	—	—	7,472,445
Metals & Mining	10,079,812	—	—	10,079,812
Mortgage Real Estate Investment Trusts (REITs)	5,103,649	—	—	5,103,649
Multi-Utilities	2,628,184	—	—	2,628,184
Office REITs	5,224,114	—	—	5,224,114
Oil, Gas & Consumable Fuels	22,403,831	—	—	22,403,831
Paper & Forest Products	946,678	—	—	946,678
Passenger Airlines	2,388,448	—	—	2,388,448
Personal Care Products	2,288,859	—	—	2,288,859
Pharmaceuticals	8,748,461	4,476	—	8,752,937
Professional Services	14,022,258	—	—	14,022,258
Real Estate Management & Development	4,353,075	—	—	4,353,075
Residential REITs	4,683,997	—	—	4,683,997
Retail REITs	9,310,477	—	—	9,310,477
Semiconductors & Semiconductor Equipment	11,177,684	—	—	11,177,684
Software	34,001,719	—	—	34,001,719
Specialized REITs	5,662,324	—	—	5,662,324
Specialty Retail	16,667,039	—	—	16,667,039
Technology Hardware, Storage & Peripherals	2,163,050	—	—	2,163,050
Textiles, Apparel & Luxury Goods	7,346,618	—	—	7,346,618
Tobacco	199,572	—	—	199,572
Trading Companies & Distributors	10,827,520	—	—	10,827,520
Transportation Infrastructure	20,336	—	—	20,336
Water Utilities	1,908,623	—	—	1,908,623
Wireless Telecommunication Services	338,574	—	—	338,574
Investment Companies	7,573,827	—	—	7,573,827
Rights	—	885	8,635	9,520
Warrants	—	816	—	816
Short-Term Securities
Money Market Funds	53,550,840	—	—	53,550,840
	$669,802,282	$6,177	$8,635	$669,817,094
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (2,911)	$ —	$ —	$ (2,911)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Russell Small/Mid-Cap Index Fund

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s